UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

               CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-3586

                        AllianceBernstein Municipal Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2003

                   Date of reporting period: December 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


AllianceBernstein Municipal Trust - General Portfolio


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


Semi-Annual Report
December 31, 2003
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2003 (unaudited)
                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  MUNICIPAL BONDS-80.3%
                  ALABAMA-2.8%
                  ALABAMA HFA MFHR
                  (Parklane Apts. Project)
                  Series 02B
  $ 2,850         3/01/27 (b)                          1.40%      $   2,850,000
                  ALABAMA HFA MFHR
                  (Sterling Pointe Apts.)
                  Series 02A AMT
    4,500         2/01/23 (b)                          1.35           4,500,000
                  ALABAMA IDA
                  (Homeland Vinyl Products)
                  Series 94 AMT
    5,590         11/01/14 (b)                         1.40           5,590,000
                  CHATOM IDB PCR
                  (AEC Project)
                  Series 01 AMT
    5,000         4/01/31 (b)                          1.40           5,000,000
                  DECATUR IDA SWDR
                  (Amoco Chemical Co. Project)
                  Series 95 AMT
    4,000         5/01/25 (b)                          1.34           4,000,000
                  MOBILE IDA
                  (Hosea O. Weaver
                  & Sons Project)
                  Series 99 AMT
    3,000         3/01/09 (b)                          1.50           3,000,000
                                                                  -------------
                                                                     24,940,000
                                                                  -------------
                  ARIZONA-1.5%
                  ARIZONA EDUCATIONAL
                  LOAN MARKETING CORP.
                  Series 91A AMT
    2,000         12/01/20 (b)                         1.20           2,000,000
                  MARICOPA COUNTY
                  IDA MFHR
                  (Las Gardenias Apts.)
                  Series 00A AMT
    4,495         4/15/33 (b)                          1.17           4,495,000
                  PINAL COUNTY
                  IDA SWDR
                  (Milky Way Dairy LLC Project)
                  Series 02
    6,750         4/01/32 (b)                          1.40           6,750,000
                                                                  -------------
                                                                     13,245,000
                                                                  -------------
                  ARKANSAS-0.5%
                  ARKANSAS DEVELOPMENT
                  FINANCE AUTHORITY
                  (Teris LLC Project)
                  Series 02 AMT
    4,000         3/01/21 (b)                          1.35           4,000,000
                                                                  -------------
                  COLORADO-1.4%
                  COLORADO AGRICULTURE
                  DEVELOPMENT AUTHORITY
                  (Rocky Mountain
                  Milling LLC)
                  Series 00 AMT
    3,000         9/01/10 (b)                          1.50           3,000,000
                  COLORADO HOUSING &
                  FINANCE AUTHORITY
                  (Single Family Mortgage)
                  Series 03A-5 AMT
    2,500         3/01/04                              1.20           2,500,000
                  COLORADO HOUSING &
                  FINANCE AUTHORITY SWR
                  (Waste Management,
                  Inc. Project)
                  Series 03 AMT
    7,000         8/01/38 (b)                          1.30           7,000,000
                                                                  -------------
                                                                     12,500,000
                                                                  -------------
                  DELAWARE-3.2%
                  DELAWARE ECONOMIC
                  DEVELOPMENT AUTHORITY IDR
                  (Delaware Clean Power
                  Project Motiva Enterprises)
                  Series 97A AMT
   27,900         8/01/29 (b)                          1.25          27,900,000
                                                                  -------------
                  FLORIDA-0.9%
                  BROWARD COUNTY
                  HFA MFHR
                  (Sawgrass Pines Apts.)
                  Series 93A AMT
    1,500         11/01/23 (b)                         1.25           1,500,000
                  FLORIDA HOUSING
                  FINANCE CORP. MFHR
                  (Victoria Park Apts.)
                  Series 03J-1
    1,600         10/15/32 (b)                         1.25           1,600,000
                  FLORIDA HOUSING
                  FINANCE CORP. MFHR
                  (Wellesley Apts.)
                  Series 03O AMT
    2,900         8/01/35 (b)                          1.13           2,900,000

STATEMENT OF NET ASSETS
(continued)
                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  HILLSBOROUGH COUNTY IDA
                  (Tampa Metro Area
                  YMCA Project)
                  Series 00
  $ 2,200         3/01/25 (b)                          1.30%      $   2,200,000
                                                                  -------------
                                                                      8,200,000
                                                                  -------------
                  GEORGIA-3.7%
                  DEKALB COUNTY HOUSING
                  AUTHORITY MFHR
                  (Signature Station Apts.)
                  Series 01 AMT
   17,000         8/01/33 (b)                          1.28          17,000,000
                  EAST POINT HOUSING
                  AUTHORITY MFHR
                  (Eagles Crest Apts.
                  Project)
                  Series 03 AMT
    6,000         6/01/36 (b)                          1.33           6,000,000
                  SAVANNAH ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Georgia Kaolin)
                  Series 97 AMT
    6,000         7/01/27 (b)                          1.35           6,000,000
                  TATTNALL COUNTY IDA
                  (Rotary Corp. Project)
                  Series 99 AMT
    3,400         9/01/11 (b)                          1.35           3,400,000
                                                                  -------------
                                                                     32,400,000
                                                                  -------------
                  ILLINOIS-10.4%
                  AURORA, KANE,
                  DU PAGE IDA
                  (Yeomans Chicago
                  Project)
                  Series 98 AMT
    6,000         11/01/28 (b)                         1.40           6,000,000
                  BOLINGBROOK
                  HFA MFHR
                  (Amberton Apts.)
                  Series 97A AMT
    7,000         2/15/31 (b)                          1.33           7,000,000
                  CITY OF CHICAGO
                  (J.M.B. Moesle LLC
                  Project)
                  Series 01 AMT
    1,975         1/01/31 (b)                          1.45           1,975,000
                  EAST MOLINE IDR
                  (Elliott Aviation Project)
                  Series 99 AMT
    1,120         12/01/19 (b)                         1.25           1,120,000
                  HARVEY MFHR
                  (Bethlehem Village)
                  Series 97 AMT
    3,400         12/01/27 (b)                         1.42           3,400,000
                  ILLINOIS DEVELOPMENT
                  FINANCE AUTHORITY
                  (Tajon Warehousing Corp.)
                  Series A AMT
    3,100         1/01/10 (b)                          1.40           3,100,000
                  ILLINOIS DEVELOPMENT
                  FINANCE AUTHORITY
                  (Trim-Rite Food Corp.
                  Project)
                  Series 00 AMT
    5,425         12/01/25 (b)                         1.40           5,425,000
                  ILLINOIS DEVELOPMENT
                  FINANCE AUTHORITY
                  (Valspar Corp.)
                  Series 95 AMT
    6,000         8/01/15 (b)                          1.35           6,000,000
                  ILLINOIS DEVELOPMENT
                  FINANCE AUTHORITY IDR
                  (Homak Manufacturing
                  Co., Inc. Project)
                  Series 95 AMT
    3,580         6/01/10 (b)                          1.35           3,580,000
                  ILLINOIS DEVELOPMENT
                  FINANCE AUTHORITY IDR
                  (R.A. Zweig, Inc. Project)
                  Series 98 AMT
    5,330         6/01/18 (b)                          1.17           5,330,000
                  ILLINOIS DEVELOPMENT
                  FINANCE AUTHORITY IDR
                  (Wiconsin Tool Project)
                  Series 03A
    4,150         12/01/33 (b)                         1.40           4,150,000
                  ILLINOIS DEVELOPMENT
                  FINANCE AUTHORITY MFHR
                  (Butterfield Creek Assoc.)
                  Series 99 AMT
    6,750         4/01/39 (b)                          1.40           6,750,000
                  ILLINOIS DEVELOPMENT
                  FINANCE AUTHORITY MFHR
                  (Cinnamon Lake Towers)
                  Series 97 AMT
    5,205         4/15/37 (b)                          1.25           5,205,000

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  ILLINOIS DEVELOPMENT
                  FINANCE AUTHORITY MFHR
                  (Lakeview Partners 1)
                  Series 98 AMT
  $ 5,225         1/01/28 (b)                          1.40%      $   5,225,000
                  ILLINOIS DEVELOPMENT
                  FINANCE AUTHORITY MFHR
                  (Sterling Towers Project)
                  Series 01 AMT
    3,080         10/01/35 (b)                         1.39           3,080,000
                  LAKE COUNTY IDR
                  (Northpoint Associates
                  LLC Project)
                  Series 94 AMT
    2,000         7/01/29 (b)                          1.25           2,000,000
                  LEMONT ENVIRONMENTAL
                  FACILITIES
                  (Citgo Petroleum Corp.
                  Project)
                  Series 02 AMT
    7,650         5/01/32 (b)                          1.34           7,650,000
                  LIBERTYVILLE IDR
                  (Fabrication Technologies)
                  Series 03 AMT
    4,430         12/01/28 (b)                         1.22           4,430,000
                  ROCK ISLAND METROPOLITAN
                  AIRPORT AUTHORITY
                  (Elliot Aviation Project)
                  Series 98 AMT
    2,155         12/01/18 (b)                         1.25           2,155,000
                  ROCK ISLAND METROPOLITAN
                  AIRPORT AUTHORITY
                  (Quad City International
                  Airport Project)
                  Series 98 AMT
    2,300         12/01/18 (b)                         1.25           2,300,000
                  TINLEY PARK IDR
                  (Mariah Partners Project)
                  Series 03 AMT
    4,045         6/01/33 (b)                          1.35           4,045,000
                  UPPER ILLINOIS RIVER
                  VALLEY DEVELOPMENT
                  AUTHORITY IDR
                  (Tri-Con Materials
                  Project)
                  Series 01 AMT
    1,165         6/01/21 (b)                          1.45           1,165,000
                                                                  -------------
                                                                     91,085,000
                                                                  -------------
                  INDIANA-2.0%
                  PRINCETON IDA
                  (Orion Denki
                  America, Inc. Project)
                  Series 87 AMT
    3,845         5/01/17 (b)                          1.40           3,845,000
                  VALPARAISO IDA
                  (Block Heavy &
                  Highway Products)
                  Series 99 AMT
    3,555         5/01/19 (b)                          1.25           3,555,000
                  WESTFIELD IDR
                  (PL Porter Project)
                  Series 89 AMT
    3,500         12/01/09 (b)                         1.43           3,500,000
                  WHITING ENVIRONMENTAL
                  FACILTIES
                  (BP Products Project)
                  Series 02C AMT
    6,595         7/01/34 (b)                          1.34           6,595,000
                                                                  -------------
                                                                     17,495,000
                                                                  -------------
                  IOWA-0.9%
                  IOWA TRAN
                  Series 02-03
    8,000         6/29/04                              1.05           8,037,157
                                                                  -------------
                  KANSAS-1.8%
                  COLWICH IDR
                  (Epco Carbondioxide
                  Products)
                  Series 99 AMT
    1,465         8/01/14 (b)                          1.40           1,465,000
                  DODGE CITY IDR
                  (Farmland National
                  Beef Packing Co.)
                  Series 00 AMT
    6,000         3/01/15 (b)                          1.50           6,000,000
                  LIBERAL IDR
                  (Farmland National
                  Beef Packing Co.)
                  Series 00 AMT
    5,850         10/01/09 (b)                         1.50           5,850,000
                  WYANDOTTE COUNTY MFHR
                  (Royal Ridge Apts.)
                  Series 02A-1
    2,695         6/15/35 (b)                          1.35           2,695,000
                                                                  -------------
                                                                     16,010,000
                                                                  -------------

STATEMENT OF NET ASSETS
(continued)

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  KENTUCKY-0.8%
                  JEFFERSON COUNTY IDA
                  (Strawberry Lane
                  Venture)
                  AMT
  $ 1,880         6/01/19 (b)                          1.40%      $   1,880,000
                  MONTGOMERY COUNTY
                  (Conn Fineblanking
                  Corp. Project)
                  Series 96 AMT
    5,500         8/01/15 (b)                          1.40           5,500,000
                                                                  -------------
                                                                      7,380,000
                                                                  -------------
                  LOUISIANA-1.4%
                  CADDO-BOSSIER PORT
                  (Oakley Louisiana, Inc.
                  Project)
                  Series 98 AMT
    3,635         1/01/28 (b)                          1.40           3,635,000
                  NEW ORLEANS IDB MFHR
                  (LGD Rental I Project)
                  Series 03 AMT
    5,875         9/01/38 (b)                          1.35           5,875,000
                  REGIONAL TRANSPORTATION
                  AUTHORITY COP
                  (Willow Leasing)
                  Series 02 MBIA
    2,905         5/01/04                              1.05           2,933,135
                                                                  -------------
                                                                     12,443,135
                                                                  -------------
                  MASSACHUSETTS-2.9%
                  MASSACHUSETTS BAN
                  Series 03A
   20,000         1/15/04                              0.93          20,006,269
                  MASSACHUSETTS
                  DEVELOPMENT
                  FINANCE AGENCY
                  (Whalers Cove Project)
                  Series 01A AMT
    2,750         9/01/34 (b)                          1.32           2,750,000
                  MASSACHUSETTS IFA
                  (Heritage at Hingham)
                  Series 97A AMT
    2,760         7/01/29 (b)                          1.29           2,760,000
                                                                  -------------
                                                                     25,516,269
                                                                  -------------
                  MICHIGAN-1.3%
                  DETROIT ECONOMIC
                  DEVELOPMENT CORP.
                  Series 01A
                  AMBAC AMT
    4,135         5/01/04                              1.05           4,167,704
                  MICHIGAN STRATEGIC FUND
                  (Donnelly Corp. Project)
                  Series A AMT
    2,000         3/01/10 (b)                          1.30           2,000,000
                  MICHIGAN STRATEGIC FUND
                  (Republic Services, Inc.
                  Project)
                  Series 01 AMT
    5,000         8/01/31 (b)                          1.40           5,000,000
                                                                  -------------
                                                                     11,167,704
                                                                  -------------
                  MINNESOTA-2.0%
                  DAKOTA COUNTY
                  COMMUNITY DEVELOPMENT
                  AGENCY MFHR
                  (Regatta Commons Project)
                  Series 03A AMT
    1,100         1/01/38 (b)                          1.42           1,100,000
                  HENNEPIN COUNTY
                  MFHR
                  (City Apts. at Loring Park)
                  Series 01 AMT
    2,600         6/15/34 (b)                          1.40           2,600,000
                  HENNEPIN COUNTY
                  MFHR
                  (Stone Arch Apts. Project)
                  Series 02 AMT
    2,800         4/15/35 (b)                          1.35           2,800,000
                  MONTROSE IDR
                  (Lyman Lumber Co.
                  Project)
                  Series 01 AMT
    1,705         5/01/26 (b)                          1.42           1,705,000
                  ST. LOUIS PARK MFHR
                  (Newport on Seven Apts.)
                  Series 01 AMT
    5,120         9/15/31 (b)                          1.35           5,120,000
                  ST. PAUL PORT AUTHORITY
                  (District Heating)
                  Series 03-2F AMT
    4,000         12/01/23 (b)                         1.20           4,000,000
                                                                  -------------
                                                                     17,325,000
                                                                  -------------
                  MISSISSIPPI-5.2%
                  MISSISSIPPI BUSINESS
                  FINANCE CORP.
                  (H.M. Richards, Inc.
                  Project)
                  Series 01 AMT
    2,420         12/01/16 (b)                         1.40           2,420,000

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  MISSISSIPPI BUSINESS
                  FINANCE CORP. IDR
                  (Corinthian, Inc. Project)
                  Series 01 AMT
  $ 5,020         6/01/16 (b)                          1.40%      $   5,020,000
                  MISSISSIPPI BUSINESS
                  FINANCE CORP. IDR
                  (Epco Carbondioxide
                  Products, Inc.)
                  Series 02 AMT
    3,500         3/01/17 (b)                          1.40           3,500,000
                  MISSISSIPPI BUSINESS
                  FINANCE CORP. IDR
                  (Howard Industries
                  Project)
                  Series 02 AMT
    3,140         10/01/08 (b)                         1.40           3,140,000
                  MISSISSIPPI BUSINESS
                  FINANCE CORP. IDR
                  (Silver Creek Co.
                  Project)
                  Series 01 AMT
    7,395         6/01/19 (b)                          1.40           7,395,000
                  MISSISSIPPI HOME CORP.
                  MFHR
                  (Highland Park Apts.)
                  Series 01-4 AMT
    7,500         12/01/31 (b)                         1.40           7,500,000
                  MISSISSIPPI HOME CORP.
                  MFHR
                  (Summer Park Apts.)
                  Series 99D-1 AMT
    9,800         10/01/29 (b)                         1.40           9,800,000
                  MISSISSIPPI HOME CORP.
                  MFHR
                  (Summer Park Apts.)
                  Series 99D-2 AMT
      750         10/01/29 (b)                         1.40             750,000
                  PRENTISS COUNTY IDA
                  (Heidelberg Eastern)
                  AMT
    6,650         10/01/17 (B)                         1.55           6,650,000
                                                                  -------------
                                                                     46,175,000
                                                                  -------------
                  MISSOURI-0.4%
                  ST. LOUIS IDA
                  (Hammert's
                  Iron Works, Inc.)
                  Series 99 AMT
    3,400         6/01/09 (b)                          1.35           3,400,000
                                                                  -------------
                  NEBRASKA-0.2%
                  YORK COUNTY IDR
                  (Epco Carbondioxide
                  Products)
                  Series 98 AMT
    1,500         9/01/08 (b)                          1.40           1,500,000
                                                                  -------------
                  NEVADA-0.4%
                  NEVADA BUSINESS &
                  INDUSTRY DEPARTMENT
                  (575 Mill St. Project)
                  Series 98A AMT
    3,195         12/01/28 (b)                         1.40           3,195,000
                                                                  -------------
                  NEW HAMPSHIRE-0.8%
                  NEW HAMPSHIRE HEALTH
                  & EDUCATION FACILTIES
                  AUTHORITY
                  (Huntington at Nashua)
                  Series 03B
    7,000         5/01/13 (b)                          1.20           7,000,000
                                                                  -------------
                  NEW YORK-4.3%
                  NEW YORK DORMITORY
                  AUTHORITY
                  (Teresian House
                  Housing Corp.)
                  Series 03
    4,000         7/01/33 (b)                          1.22           4,000,000
                  NEW YORK GO RAN
                  Series 03A
   12,500         4/15/04                              0.94          12,537,788
                  NEW YORK HFA
                  (Worth St.)
                  Series 01A AMT
   21,000         5/15/33 (b)                          1.23          21,000,000
                                                                  -------------
                                                                     37,537,788
                                                                  -------------
                  NORTH CAROLINA-0.4%
                  JOHNSTON COUNTY IDA
                  (Mebane Packaging Corp.)
                  AMT
    1,400         12/01/05 (b)                         1.35           1,400,000
                  RANDOLPH COUNTY PCR
                  (Wellmark, Inc. Project)
                  Series 01 AMT
    2,400         2/01/16 (b)                          1.40           2,400,000
                                                                  -------------
                                                                      3,800,000
                                                                  -------------

STATEMENT OF NET ASSETS
(continued)

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  NORTH DAKOTA-1.9%
                  HEBRON IDA
                  (Dacco, Inc. Project)
                  Series 98 AMT
  $ 2,865         3/01/15 (b)                          1.40%      $   2,865,000
                  RICHLAND COUNTY SWDR
                  (Minnesota-Dakota
                  Farmers Cooperative
                  Project)
                  Series 02 AMT
   14,000         4/01/19 (b)                          1.45          14,000,000
                                                                  -------------
                                                                     16,865,000
                                                                  -------------
                  OHIO-0.8%
                  OHIO HFA
                  (Residential Mortgage)
                  Series 03C AMT
    7,000         9/01/34 (b)                          1.11           7,000,000
                                                                  -------------
                  OKLAHOMA-0.2%
                  BROKEN ARROW ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Paragon Films Project)
                  AMT
    1,970         8/01/04 (b)                          1.50           1,970,000
                                                                  -------------
                  OREGON-1.3%
                  GILLIAM COUNTY SWDR
                  (Waste Management
                  Project)
                  Series 00A AMT
    5,900         8/01/25 (b)                          1.20           5,900,000
                  GILLIAM COUNTY SWDR
                  (Waste Management
                  Project)
                  Series 03A AMT
    4,250         7/01/38 (b)                          1.30           4,250,000
                  OREGON ECONOMIC
                  DEVELOPMENT CORP.
                  (McFarland Cascade
                  Project)
                  AMT
    1,690         11/01/16 (b)                         1.40           1,690,000
                                                                  -------------
                                                                     11,840,000
                                                                  -------------
                  PUERTO RICO-0.1%
                  PUERTO RICO
                  COMMONWEALTH HIGHWAY
                  & TRANSPORTATION
                  AUTHORITY
                  Series 98A AMBAC
    1,000         7/01/28 (b)                          1.10           1,000,000
                                                                  -------------
                  TENNESSEE-3.7%
                  BLOUNT COUNTY IDR
                  (Advanced Crystal
                  Technology, Inc.)
                  Series 88 AMT
    4,000         8/01/08 (b)                          1.40           4,000,000
                  STEWART COUNTY
                  IDR SWDR
                  (Standard Gypsum
                  Project)
                  Series 99 AMT
   28,150         5/01/34 (b)                          1.14          28,150,000
                                                                  -------------
                                                                     32,150,000
                                                                  -------------
                  TEXAS-8.3%
                  CAMP COUNTY IDA
                  (Pilgrims Pride Corp.)
                  Series 99 AMT
    8,000         7/01/29 (b)                          1.14           8,000,000
                  CORPUS CHRISTI IDA
                  (De Dietrich, Inc.)
                  Series 88 AMT
    3,000         11/01/08 (b)                         1.25           3,000,000
                  GULF COAST WASTE
                  DISPOSAL AUTHORITY
                  (Amoco Oil Co. Project)
                  Series 94 AMT
    3,800         8/01/23 (b)                          1.34           3,800,000
                  HARRIS COUNTY HOUSING
                  FINANCE CORP. MFHR
                  (Park at Kirkstall Apts.)
                  Series 02
   14,500         12/01/32 (b)                         1.40          14,500,000
                  NORTH TEXAS HIGHER
                  EDUCATION AUTHORITY, INC.
                  (Student Loan)
                  Series 93A AMT
    3,000         4/01/05 (b)                          1.15           3,000,000
                  PORT BEAUMONT IDR
                  (EPCO Carbondioxide
                  Products)
                  Series 98 AMT
    3,000         2/01/09 (b)                          1.40           3,000,000
                  PORT ARTHUR
                  NAVIGATION DISTRICT
                  (Motiva Enterprises Project)
                  Series 02 AMT
   10,945         12/01/27 (b)                         1.30          10,945,000

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  TARRANT COUNTY HOUSING
                  FINANCE CORP. MFHR
                  (Sycamore School Apts.)
                  Series 03 AMT
  $ 6,400         1/01/33 (b)                          1.40%      $   6,400,000
                  TEXAS TRAN
                  Series 03
   20,000         8/31/04                              1.19          20,108,949
                                                                  -------------
                                                                     72,753,949
                                                                  -------------
                  VIRGINIA-0.2%
                  HARRISONBURG
                  HOUSING AUTHORITY
                  (Misty Ridge Project)
                  Series 91A
    2,000         3/01/16 (b)                          1.25           2,000,000
                                                                  -------------
                  WASHINGTON-9.1%
                  OLYMPIA ECONOMIC
                  DEVELOPMENT CORP.
                  (Spring Air
                  Northwest Project)
                  Series 98 AMT
    1,150         11/01/23 (b)                         1.40           1,150,000
                  WASHINGTON ECONOMIC
                  DEVELOPMENT FINANCE
                  AUTHORITY
                  (Darigold, Inc./Westfarm
                  Foods)
                  Series 01 AMT
    7,375         8/01/24 (b)                          1.45           7,375,000
                  WASHINGTON ECONOMIC
                  DEVELOPMENT FINANCE
                  AUTHORITY SWDR
                  (Waste Management
                  Project)
                  Series 00H AMT
    6,825         10/01/25 (b)                         1.22           6,825,000
                  WASHINGTON ECONOMIC
                  DEVELOPMENT FINANCE
                  AUTHORITY SWDR
                  (Waste Management,
                  Inc. Project)
                  Series 02D AMT
    8,000         7/01/27 (b)                          1.30           8,000,000
                  WASHINGTON ECONOMIC
                  DEVELOPMENT FINANCE
                  AUTHORITY SWDR
                  (Waste Management,
                  Inc. Project)
                  Series 02E AMT
    5,000         10/01/27 (b)                         1.30           5,000,000
                  WASHINGTON HOUSING
                  FINANCE COMMISSION
                  MFHR
                  (Assisted Living
                  Concepts)
                  AMT
    5,300         1/01/17 (b)                          1.40           5,300,000
                  WASHINGTON HOUSING
                  FINANCE COMMISSION
                  MFHR
                  (Evergreen Ridge Apts.
                  Project)
                  AMT
    2,045         12/01/24 (b)                         1.40           2,045,000
                  WASHINGTON HOUSING
                  FINANCE COMMISSION
                  MFHR
                  (Hamilton Place)
                  AMT
    2,775         7/01/28 (b)                          1.33           2,775,000
                  WASHINGTON HOUSING
                  FINANCE COMMISSION
                  MFHR
                  (Heatherstone Apts.)
                  Series 95 AMT
    8,285         7/01/25 (b)                          1.33           8,285,000
                  WASHINGTON HOUSING
                  FINANCE COMMISSION
                  MFHR
                  (Larkin Place Apts.)
                  Series 96 AMT
    5,140         7/01/28 (b)                          1.33           5,140,000
                  WASHINGTON HOUSING
                  FINANCE COMMISSION
                  MFHR
                  (LTC Properties, Inc.
                  Project)
                  AMT
    1,860         12/01/15 (b)                         1.40           1,860,000
                  WASHINGTON HOUSING
                  FINANCE COMMISSION
                  MFHR
                  (Marketplace Apts.)
                  Series 97A AMT
    6,020         7/01/29 (b)                          1.33           6,020,000
                  WASHINGTON HOUSING
                  FINANCE COMMISSION
                  MFHR
                  (Oxford Square Apts.)
                  Series 98A AMT
    2,250         12/01/28 (b)                         1.40           2,250,000

STATEMENT OF NET ASSETS
(continued)

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  WASHINGTON HOUSING
                  FINANCE COMMISSION
                  MFHR
                  (Pacific Inns Apts.
                  Project)
                  Series A AMT
  $ 2,575         5/01/28 (b)                          1.40%      $   2,575,000
                  WASHINGTON HOUSING
                  FINANCE COMMISSION
                  MFHR
                  (Sherwood Springs Apts.)
                  Series 97 AMT
    3,720         9/01/27 (b)                          1.40           3,720,000
                  WASHINGTON HOUSING
                  FINANCE COMMISSION
                  MFHR
                  (Summerglen Apts.
                  Project)
                  Series 95 AMT
    1,110         11/01/25 (b)                         1.40           1,110,000
                  WASHINGTON HOUSING
                  FINANCE COMMISSION
                  MFHR
                  (Twin Ponds)
                  Series 98A AMT
    5,515         2/01/28 (b)                          1.33           5,515,000
                  WASHINGTON SWDR
                  (Waste Management
                  Project)
                  Series 01C AMT
    5,500         2/01/26 (b)                          1.22           5,500,000
                                                                  -------------
                                                                     80,445,000
                                                                  -------------
                  WEST VIRGINIA-2.1%
                  MARION COUNTY SWDR
                  (Grant Town
                  Cogeneration Project)
                  Series 91B AMT
    9,670         10/01/17 (b)                         1.20           9,670,000
                  MARION COUNTY SWDR
                  (Grant Town
                  Cogeneration Project)
                  Series 92A AMT
    8,800         10/01/17 (b)                         1.14           8,800,000
                                                                  -------------
                                                                     18,470,000
                                                                  -------------
                  WISCONSIN-3.4%
                  ANTIGO WISCONSIN IDA
                  (Plaspack USA, Inc.)
                  Series 98A AMT
    2,100         12/01/18 (b)                         1.25           2,100,000
                  FARMINGTON IDR
                  (Swiss Valley Farms
                  Co. Project)
                  Series 00 AMT
    2,550         11/01/20 (b)                         1.40           2,550,000
                  KAUKAUNA IDR
                  (Valley Tissue)
                  Series A AMT
    1,845         9/01/20 (b)                          1.25           1,845,000
                  KENOSHA IDR
                  (Leblanc Corp. Project)
                  Series 98A AMT
    1,500         12/01/18 (b)                         1.25           1,500,000
                  ONALASKA IDA
                  (Empire Screen Printing)
                  Series 98 AMT
    1,740         5/01/18 (b)                          1.25           1,740,000
                  WISCONSIN
                  (Operating Notes)
                  Series 03
   10,700         6/15/04                              1.14          10,753,697
                  WISCONSIN HOUSING &
                  ECONOMIC DEVELOPMENT
                  AUTHORITY
                  (Homeownership)
                  Series 02C AMT
    1,960         9/01/22 (b)                          1.17           1,960,000
                  WISCONSIN HOUSING &
                  ECONOMIC DEVELOPMENT
                  AUTHORITY
                  (Homeownership)
                  Series 02E AMT
    7,890         9/01/32 (b)                          1.17           7,890,000
                                                                  -------------
                                                                     30,338,697
                                                                  -------------
                  Total Municipal Bonds
                  (amortized cost
                  $707,084,699)                                     707,084,699
                                                                  -------------
                  COMMERCIAL PAPER-21.4%
                  FLORIDA-0.7%
                  GREATER ORLANDO
                  AVIATION AUTHORITY
                  (Airport Facilities)
                  Series B AMT
    6,400         3/10/04                              1.10           6,400,000
                                                                  -------------
                  ILLINOIS-1.5%
                  CHICAGO MIDWAY
                  AIRPORT
   12,764         2/12/04                              1.05          12,764,000
                                                                  -------------

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  KENTUCKY-2.3%
                  PENDLETON COUNTY
                  (Kentucky Assoc. of
                  County Leasing)
  $20,000         1/14/04                              1.00%      $  20,000,000
                                                                  -------------
                  MASSACHUSETTS-1.8%
                  MASSACHUSETTS
   10,000         1/29/04                              1.07          10,000,000
                  MASSACHUSETTS
                  PORT AUTHORITY
                  Series 03B AMT
    6,000         3/09/04                              1.05           6,000,000
                                                                  -------------
                                                                     16,000,000
                                                                  -------------
                  MICHIGAN-1.1%
                  UNIVERSITY OF MICHIGAN
                  REGENTS
   10,000         3/10/04                              1.05          10,000,000
                                                                  -------------
                  MINNESOTA-1.2%
                  MINNEAPOLIS-ST. PAUL
                  METROPOLITAN AIRPORT
                  (Subordinated
                  Revenue Notes)
                  Series B AMT
   10,500         2/13/04                              1.01          10,500,000
                                                                  -------------
                  NEW YORK-3.8%
                  METROPOLITAN TRANSIT
                  AUTHORITY BAN
                  (Transit Facility
                  Special Obligation)
                  Series CP-1A
    5,000         4/08/04                              0.95           5,000,000
                  NEW YORK CITY MUNICIPAL
                  WATER AUTHORITY
                  Series 1
   13,000         2/13/04                              1.08          13,000,000
                  NEW YORK CITY MUNICIPAL
                  WATER AUTHORITY
                  Series 5A
   15,000         1/13/04                              0.92          15,000,000
                                                                  -------------
                                                                     33,000,000
                                                                  -------------
                  OHIO-1.1%
                  CLEVELAND CLINIC
                  HEALTH SYSTEM
                  Series 03B-2
    9,500         1/21/04                              0.95           9,500,000
                                                                  -------------
                  PENNSYLVANIA-0.6%
                  MONTGOMERY COUNTY
                  IDA
                  (Exelon Generation Co.)
                  Series 02A
    2,500         2/02/04                              1.00           2,500,000
                  MONTGOMERY COUNTY
                  IDA
                  (Exelon Generation Co.)
                  Series 02A
    2,500         2/02/04                              1.05           2,500,000
                                                                  -------------
                                                                      5,000,000
                                                                  -------------
                  SOUTH CAROLINA-1.4%
                  SOUTH CAROLINA
                  PUBLIC SERVICE
                  (Revenue Notes)
   12,562         3/12/04                              1.02          12,562,000
                                                                  -------------
                  TEXAS-3.4%
                  AUSTIN COMBINED
                  UTILITY SYSTEM
                  (Travis & Williamson
                  County)
                  Series A
    6,203         3/09/04                              1.03           6,203,000
                  DALLAS AREA RAPID TAN
                  (Senior Sub. Lien
                  Sales Tax Revenue)
                  Series 01
   10,000         1/29/04                              1.05          10,000,000
                  UNIVERSITY OF TEXAS
                  BOARD OF REGENTS
                  (Permanent University Fund)
                  Series 02A
    7,000         3/11/04                              1.00           7,000,000
                  UNIVERSITY OF TEXAS
                  BOARD OF REGENTS
                  (Revenue Financing
                  System)
                  Series A
    7,000         3/11/04                              1.04           7,000,000
                                                                  -------------
                                                                     30,203,000
                                                                  -------------
                  VIRGINIA-1.7%
                  NORFOLK IDA
                  (Sentara Hospital)
   15,000         3/01/04                              1.05          15,000,000
                                                                  -------------

STATEMENT OF NET ASSETS
(continued)
                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  WASHINGTON-0.8%
                  PORT OF SEATTLE
                  (Sub. Lien Revenue Note)
                  Series 01A-1 AMT
  $ 3,845         1/09/04                              1.00%      $   3,845,000
                  PORT OF SEATTLE
                  (Sub. Lien Revenue Note)
                  Series 01B-1 AMT
    3,450         2/11/04                              1.06           3,450,000
                                                                  -------------
                                                                      7,295,000
                                                                  -------------
                  Total Commercial Paper
                  (amortized cost
                  $188,224,000)                                     188,224,000
                                                                  -------------
                  TOTAL INVESTMENTS-101.7%
                  (amortized cost
                  $895,308,699)                                     895,308,699
                  Other assets less
                  liabilities-(1.7%)                                (15,079,760)
                                                                  -------------
                  NET ASSETS-100%
                  (offering and redemption
                  price of $1.00 per share;
                  882,177,404 shares
                  outstanding)                                    $ 880,228,939
                                                                  =============


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
BAN - Bond Anticipation Note
COP - Certificate of Participation
GO - General Obligation
HFA - Housing Finance Agency/Authority
IDA - Industrial Development Authority
IDB - Industrial Development Board
IDR - Industrial Development Revenue
IFA - Industrial Finance Authority
MBIA - Municipal Bond Investors Assurance
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
RAN - Revenue Anticipation Note
SWR - Solid Waste Revenue
SWDR - Solid Waste Disposal Revenue
TAN - Tax Anticipation Note
TRAN - Tax & Revenue Anticipation Note

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $ 4,937,704

EXPENSES
  Advisory fee (Note B)                            $ 2,299,503
  Distribution assistance and administrative
    service (Note C)                                 1,877,866
  Custodian fees                                        83,022
  Transfer agency (Note B)                              79,080
  Audit and legal fees                                  26,372
  Registration fees                                     25,844
  Printing                                              13,224
  Trustees' fees                                         1,700
  Miscellaneous                                          8,466
                                                   -----------
  Total expenses                                     4,415,077
  Less: expense offset arrangement (Note B)                (32)
  Less: expenses waived and reimbursed
    (Note C)                                           (33,352)
                                                   -----------
  Net expenses                                                        4,381,693
                                                                    -----------
  Net investment income                                                 556,011

REALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investment
    transactions                                                             (9)
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   556,002
                                                                    ===========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

                                                  SIX MONTHS
                                                     ENDED
                                                  DECEMBER 31,
                                                      2003         YEAR ENDED
                                                  (UNAUDITED)     JUNE 30, 2003
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $      556,011   $    5,192,679
  Net realized loss on investment
    transactions                                            (9)         (38,016)
                                                --------------   --------------
  Net increase in net assets from operations           556,002        5,154,663

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                               (556,011)      (5,192,679)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E)                           (128,809,488)    (257,599,557)
                                                --------------   --------------
  Total decrease                                  (128,809,497)    (257,637,573)

NET ASSETS
  Beginning of period                            1,009,038,436    1,266,676,009
                                                --------------   --------------
  End of period                                 $  880,228,939   $1,009,038,436
                                                ==============   ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited)
                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 2003.

NOTES TO FINANCIAL STATEMENTS
(continued)
                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $47,245 for the six months ended December 31, 2003.

For the six months ended December 31, 2003, the Portfolio's expenses were reduced by $32 under an expense offset arrangement with AGIS.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN

Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2003, the distribution fee amounted to $1,149,751. For the six months ended December 31, 2003, the Distributor has agreed to waive a portion of the distribution fees in the amount of $33,352 for the fund. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2003, such payments by the Portfolio amounted to $728,115, of which $44,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At December 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003, the Portfolio had a capital loss carryforward of $1,767,120, which expires in 2004. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable these gains will not be distributed to shareholders. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the portfolio's next taxable year. For the year ended June 30, 2003, the portfolio deferred to July 1, 2003, post October capital losses of $38,016. Dividends paid from net investment income for the year ended June 30, 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2003, capital paid-in aggregated $882,167,404. Transactions, all at $1.00 per share, were as follows:


                                                  SIX MONTHS
                                                     ENDED
                                                  DECEMBER 31,     YEAR ENDED
                                                      2003          JUNE 30,
                                                  (UNAUDITED)         2003
                                                ==============   ==============
Shares sold                                        986,230,990    1,801,425,507
Shares issued on reinvestments of dividends            556,011        5,192,679
Shares redeemed                                 (1,115,596,489)  (2,064,217,743)
                                                --------------   --------------
Net decrease                                      (128,809,488)    (257,599,557)
                                                ==============   ==============

FINANCIAL HIGHLIGHTS
                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                       YEAR ENDED JUNE 30,
                                                2003     ---------------------------------------------------------------
                                            (UNAUDITED)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .001         .005         .010         .029         .029         .024

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.005)       (.010)       (.029)       (.029)       (.024)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                            .06%         .45%        1.00%        2.97%        2.89%        2.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                               $880       $1,009       $1,267       $1,350       $1,209       $1,168
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .95%(b)      .98%         .99%        1.00%        1.00%        1.00%
  Net investment income                          .12%(b)      .45%        1.01%        2.92%        2.87%        2.38%



(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(b)  Annualized.

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), Chairman
CHARLES H.P. DUELL(1)
DAVID K. STORRS(1)
SHELBY WHITE(1)


OFFICERS

MARC O. MAYER, Chief Executive Officer
SUSAN L. MATTESON, President
DREW A. BIEGEL, Senior Vice President
JOHN R. BONCZEK, Senior Vice President
KATHLEEN A. CORBET, Senior Vice President
PATRICIA ITTNER, Senior Vice President
ROBERT I. KURZWEIL, Senior Vice President
DORIS T. MULLER, Senior Vice President
WILLIAM E. OLIVER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
WILLIAM J. FAGAN, Vice President
LINDA N. KELLEY, Vice President
JOSEPH R. LASPINA, Vice President
EILEEN M. MURPHY, Vice President
MARIA C. SAZON, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
P.O. BOX 1912
Boston, MA 02105

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Members of the Audit Committee.

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


                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN MUNICIPAL TRUST - GENERAL PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

OPTION |1| OPTION |2|

FUND CODE |6| |4| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


AMTSR1203

STATEMENT OF NET ASSETS                      AllianceBernstein Municipal Trust -
December 31, 2003 (unaudited)                                 New York Portfolio
================================================================================


 Principal
  Amount
   (000)   Security (a)             Yield             Value
--------------------------------------------------------------
           MUNICIPAL
           BONDS-67.7%
           NEW YORK-67.7%
           Albany IDA
           (Davies Office
           Refurbishing, Inc.)
           Series 95 AMT
$   1,770  9/01/15 (b).........     1.29%          $ 1,770,000
           Albany IDA
           (Davies Office
           Refurbishing, Inc.)
           Series 97 AMT
    1,615  2/01/17 (b).........     1.29             1,615,000
           Albany IDA
           (South Mall Towers
           Project) Series 03A AMT
    5,945  8/15/35 (b).........     1.30             5,945,000
           Bethlehem IDA
           (467 Delaware Ave LLC)
           Series 03A AMT
   11,100  9/01/33 (b).........     1.29            11,100,000
           Clarkstown GO
           Series 03
    4,000  6/24/04.............     1.05             4,003,754
           East Ramapo GO
           Series 03
    4,000  6/25/04.............     1.05             4,005,667
           Islip IDA
           (Radiation Dynamics)
           Series 88A AMT
    6,000  1/01/09 (b).........     1.20             6,000,000
           Monroe County IDA
           (St. Ann's
           Nursing Home)
           Series 00
    1,200  7/01/30 (b).........     1.11             1,200,000
           Mount Pleasant GO
           Series 03
    6,000  9/23/04.............     1.15             6,036,651
           Municipal Assistance
           Corp.
           Series 96E
    2,500  7/01/04.............     1.09             2,560,793
           Nassau County GO
           (Tax Antic Notes)
           Series 03A
    2,710  4/15/04.............     1.05             2,717,362
           New York City GO
           Series 96-J2
    3,600  2/15/16 (b).........     1.12             3,600,000
           New York City Housing
           Development Corp.
           (83 Wall Street)
    8,000  12/01/36 (b)........     1.03             8,000,000
           New York City Housing
           Development Corp.
           MFHR
           (Fountains Apartment
           Project)
    1,300  11/01/33 (b)........     1.12             1,300,000
           New York City Housing
           Development Corp.
           MFHR
           (The Foundry)
           Series 02A AMT
    9,000  8/15/32 (b).........     1.10             9,000,000
           New York City Housing
           Development Corp.
           MFHR AMT

           (Nelson Avenue
           Apartments)
           Series 02A
    2,850  10/01/35 (b)........     1.12             2,850,000
           New York City IDA
           (Council on International
           Educational Exchange)
           Series 00
    3,360  2/01/20 (b).........     1.25             3,360,000
           New York City IDA
           (Korean Airlines Co.)
           Series 97A AMT
   20,000  11/01/24 (b)........     1.09             20,000,000
           New York City IDA

           (Korean Airlines Co.)
           Series 97C AMT
    5,000  11/01/24 (b)........     1.09             5,000,000
           New York City IDA
           (New York Stock
           Exchange) Series 03
    3,110  5/01/33 (b).........     1.20             3,110,000
           New York City IDA
           (SWAK IHC Project)
    2,110  9/01/25 (b).........     1.32             2,110,000
           New York City TFA
           (Future Tax Secured)
           Series 01C
   17,000  2/01/32 (b).........     1.12             17,000,000
           New York City TFA
           Series 03F
    5,300  11/01/22 (b)........     1.27             5,300,000

STATEMENT OF NET ASSETS (continued)          AllianceBernstein Municipal Trust -
                                                              New York Portfolio
================================================================================


 Principal
  Amount
   (000)   Security (a)             Yield             Value
--------------------------------------------------------------
           New York Dormitory
           Authority
           (Teresian House Housing
           Corp.)
           Series 03
$   5,000  7/01/33 (b).........     1.22%          $ 5,000,000
           New York RANS
           Series 03A
   20,000  4/15/04.............     0.94            20,060,462
           New York State
           Environmental Facilities
           Corp. SWDR
           (Waste Management Inc.)
           Series 02B AMT
    3,400  5/01/19 (b).........     1.15             3,400,000
           New York State HFA
           (1500 Lexington Avenue)
           Series 02A AMT
    6,300  11/01/34 (b)........     1.28             6,300,000
           New York State HFA
           (350 West 43rd St.
           Housing) Series 01A AMT
   15,150  11/01/34 (b)........     1.12            15,150,000
           New York State HFA
           (350 West 43rd St.
           Housing) Series 02A AMT
    5,000  11/01/34 (b)........     1.12             5,000,000
           New York State HFA
           (363 West 30th Street)
           Series 00A AMT
    6,600  11/01/32 (b)........     1.10             6,600,000
           New York State HFA
           (Saville Housing)
           Series 02A AMT
   18,000  11/01/35 (b)........     1.12             18,000,000
           New York State HFA
           (South Cove Plaza)
           Series 99A AMT
   23,900  11/01/30 (b)........     1.30             23,900,000
           New York State HFA
           (Victory Housing)
           Series 02A AMT
    7,000  11/01/33 (b)........     1.15             7,000,000
           New York State HFA
           MFHR
           (240 East 39th Street-
           Saxony Apartments)
           Series 97A AMT
    5,300  5/15/30 (b).........     1.10             5,300,000
           New York State HFA
           MFHR AMT
           (Wood Creek Meadows)
           Series 88a
    6,850  11/01/28 (b)........     1.21             6,850,000
           Oneida Indian Nation
           Series 02
    2,500  10/01/32 (b)........     1.10             2,500,000
           Onondaga County IDA
           (Solvay Paperboard LLC)
           Series 00A
   10,000  7/01/23 (b).........     1.35            10,000,000
           Onondaga County IDA
           (Solvay Paperboard
           Project) Series 01 AMT
    1,000  7/01/23 (b).........     1.35             1,000,000
           Ontario County IDA
           (Ultrafab, Inc.)
           Series 95 AMT
    1,500  12/01/15 (b)........     1.40             1,500,000
           Rensselaer County IDA
           (Rensselaer Polytechnic
           Institute Project)
           Series 97A
    3,595  2/01/22 (b).........     1.25             3,595,000
           Suffolk County IDA
           (ADP Inc. Project)
           Series 97
    2,285  4/01/18 (b).........     1.50             2,285,000
           Suffolk County IDA
           (Bio-Botanica, Inc.)
           Series 99
    3,780  12/01/19 (b)........     1.31             3,780,000
           Triborough Bridge &
           Tunnel Authority
           Series 00D FSA
    7,360  1/01/31 (b).........     1.08             7,245,000
           Triborough Bridge &
           Tunnel Authority BAN
           Series 02F
    7,800  11/01/32 (b)........     1.25             7,800,000
           Vestal
           Series 03
    5,000  7/16/04.............     1.16             5,018,621

                                             AllianceBernstein Municipal Trust -
                                                              New York Portfolio
================================================================================

 Principal
  Amount
   (000)   Security (a)             Yield             Value
--------------------------------------------------------------
           Warren & Washington
           Counties
           (Glen at Hiland Meadows
           Project)
           Series 00
  $ 7,885  12/15/30 (b)........     1.85%         $  7,885,000
           Westchester County IDA
           (Catharine Field Home)
           Series 01
    6,300  1/01/31 (b).........     1.22             6,300,000
           Westchester County IDA
           (Hunterbrook Ridge)
           Series 01
    2,600  1/01/31 (b).........     1.22             2,600,000
           Westchester County IDA
           (Levister Redevelopment)
           Series 01A AMT
    3,000  8/01/33 (b).........     1.22             3,000,000
           Westchester County IDA
           (Music Conservatory of
           Westchester) Series 99
    4,500  7/01/29 (b).........     1.20             4,500,000
                                                  ------------
                                                   319,153,310
                                                  ------------
           Total Municipal Bonds
           (amortized cost
           $319,153,310).......                    319,153,310
                                                  ------------
           COMMERCIAL
           PAPER-30.5%
           NEW YORK-25.4%
           Metropolitan Transit
           Authority BAN
           (Transit Facility Special
           Obligation)
           Series CP-1B
    5,000  3/25/04.............     0.95             5,000,000
           Metropolitan Transit
           Authority BAN
           (Transit Facility Special
           Obligation)
           Series CP-1B
    5,000  3/26/04.............     0.95             5,000,000
           Metropolitan Transit
           Authority BAN
           (Transit Facility Special
           Obligation)
           Series CP-1B
   10,000  4/06/04.............     1.00            10,000,000
           New York City
           Municipal Water
           Authority
           Series 1
    9,000  1/13/04.............     1.00             9,000,000
           New York City
           Municipal Water
           Authority
           Series 1
    4,500  2/13/04.............     1.08             4,500,000
           New York City
           Municipal Water
           Authority
           Series 5A
   10,000  1/12/04.............     0.92            10,000,000
           New York State
           (Cornell University)
    8,755  3/26/04.............     1.03             8,755,000
           New York State
           Dormitory Authority
           (Mt. Sinai School of Medicine)
           Series 00
   10,000  2/12/04.............     0.90            10,000,000
           New York State
           Environmental
           Facilities Corp. AMT
           (General Elective)
           Series 1997A
    7,000  3/12/04.............     1.03             7,000,000
           New York State GO
           (Environmental Quality)
           Series 98A
    5,000  1/08/04.............     0.95             5,000,000
           New York State GO
           (Environmental Quality)
           Series 98A
    5,000  2/02/04.............     0.95             5,000,000
           New York Thruway
           Authority
           Series 00 CP-1
    5,000  3/08/04.............     1.00             5,000,000
           Port Authority of New
           York and New Jersey
           AMT
   10,060  3/04/04.............     1.03             10,060,000
           Port Authority of New
           York and New Jersey
           Series 00A AMT
    2,700  3/10/04.............     1.04             2,700,000

STATEMENT OF NET ASSETS (continued)          AllianceBernstein Municipal Trust -
                                                              New York Portfolio
================================================================================

 Principal
  Amount
   (000)   Security (a)             Yield             Value
--------------------------------------------------------------
           Port Authority of New
           York and New Jersey
           Series B AMT
$   6,500  3/10/04.............     1.03%          $ 6,500,000
           Power Authority
           New York
    5,000  1/15/04.............     0.91             5,000,000
           Power Authority
           New York
    6,000  1/14/04.............     0.95             6,000,000
           Power Authority
           New York
    5,000  1/21/04.............     1.07             5,000,000
                                                  ------------
                                                   119,515,000
                                                  ------------
           PUERTO RICO-5.1%
           Government
           Development Bank
    8,000  2/11/04.............     1.00             8,000,000
           Government
           Development Bank
    6,199  2/02/04.............     1.03             6,199,000
           Government
           Development Bank
    2,957  2/27/04.............     1.08             2,957,000
           Government
           Development Bank
    6,000  4/12/04.............     1.08             6,000,000
           Government
           Development Bank
    1,000  4/16/04.............     1.08             1,000,000
                                                  ------------
                                                    24,156,000
                                                  ------------
           Total Commercial Paper
           (amortized cost
           $143,671,000)........                   143,671,000
                                                  ------------
           TOTAL
           INVESTMENTS-98.2%
           (amortized cost
           $462,824,310)........                   462,824,310
           Other assets less
           liabilities-1.8%.....                     8,255,320
                                                  ------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           471,143,566 shares
           outstanding).........                  $471,079,630
                                                  ============





-------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

    Glossary of Terms:
    AMT  -Alternative Minimum Tax
    BAN  -Bond Anticipation Note
    FSA  -Financial Security Assurance
    GO   -General Obligation
    HFA  -Housing Finance Agency/Authority
    IDA  -Industrial Development Authority
    MFHR -Multi-Family Housing Revenue
    RAN  -Revenue Anticipation Note

    SWDR -Solid Waste Disposal Revenue
    TFA  -Transitional Finance Authority

   See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)

                                             AllianceBernstein Municipal Trust -
                                                              New York Portfolio
================================================================================




INVESTMENT INCOME
   Interest.............................................................                        $    2,363,479
EXPENSES
   Advisory fee (Note B)................................................     $    1,236,798
   Distribution assistance and administrative service (Note C)..........          1,017,488
   Custodian fees.......................................................             75,998
   Printing.............................................................             48,559
   Transfer agency (Note B).............................................             45,285
   Audit and legal fees.................................................             23,172
   Registration fees....................................................             12,025
   Trustees' fees.......................................................              1,300
   Miscellaneous........................................................             12,988
                                                                             --------------
   Total expenses.......................................................          2,473,613
   Less: expense offset arrangement (Note B)............................                (17)
   Less: expense waived and reimbursement (Note C)......................           (251,324)
                                                                             --------------
   Net expenses.........................................................                             2,222,272
                                                                                                --------------


NET INCREASE IN NET ASSETS FROM OPERATIONS                                                      $      141,207
                                                                                                ==============


--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                             AllianceBernstein Municipal Trust -
                                                              New York Portfolio
================================================================================

                                                                            Six Months Ended
                                                                            December 31, 2003     Year Ended
                                                                               (unaudited)      June 30, 2003
                                                                            ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $      141,207     $    1,622,669
                                                                             --------------     --------------
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income................................................           (141,207)        (1,622,669)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net decrease (Note E)................................................        (15,653,312)       (56,874,235)
                                                                             --------------     --------------
   Total decrease.......................................................        (15,653,312)       (56,874,235)
NET ASSETS
   Beginning of period..................................................        486,732,942        543,607,177
                                                                             --------------     --------------
    End of Period                                                            $  471,079,630     $  486,732,942
                                                                             ==============     ==============



-------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited)

                                             AllianceBernstein Municipal Trust -
                                                              New York Portfolio
================================================================================

NOTE A: Significant Accounting Policies
AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 2003.

NOTES TO FINANCIAL STATEMENTS
(continued)

                                             AllianceBernstein Municipal Trust -
                                                              New York Portfolio
================================================================================


The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $29,223 for the six months ended December 31, 2003.

For the six months ended December 31, 2003, the Portfolio's expenses were reduced by $17 under an expense offset arrangement with AGIS.

NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2003, the distribution fee amounted to $618,399. For the six months ended December 31, 2003, the Distributor has agreed to waive a portion of the distribution fees in the amount of $251,324 for the fund. For the period June 27 through June 30, 2003, the Distributor has agreed to waive a portion of the distribution fees in the amount of $1,337. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2003, such payments by the Portfolio amounted to $399,089 of which $44,000 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At December 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003, the portfolio had $13,089 of capital loss carryforward which expired during the current year. Dividends paid from net investment income for the year ended June 30, 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized. At December 31, 2003, capital paid-in aggregated $471,100,169. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 2003      June 30,
                                                                               (unaudited)            2003
                                                                            ----------------   ----------------
Shares sold.............................................................        515,321,458      1,103,136,696
Shares issued on reinvestments of dividends.............................            141,207          1,622,669
Shares redeemed.........................................................       (531,115,977)    (1,161,633,600)
                                                                             --------------     --------------
Net decrease............................................................        (15,653,312)       (56,874,235)
                                                                             ==============     ==============

                                        8

FINANCIAL HIGHLIGHTS

                                             AllianceBernstein Municipal Trust -
                                                              New York Portfolio
================================================================================



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                 Six Months
                                                    Ended
                                                December 31,
                                                    2003                     Year Ended June 30,
                                                             -------------------------------------------------
                                                 (unaudited)     2003        2002         2001        2000
                                                 ----------- -----------  ----------- -----------  -----------
Net asset value, beginning of period........       $ 1.00       $ 1.00      $ 1.00       $1.00       $ 1.00
                                                   ------       ------      ------       -----       ------
Income From Investment Operations
---------------------------------
Net investment income (a)...................        .0003         .003        .007        .027         .027
                                                   ------       ------      ------       -----       ------
Less: Dividends
---------------
Dividends from net investment income........       (.0003)       (.003)      (.007)      (.027 )      (.027)
                                                   ------       ------      ------       -----       ------
Net asset value, end of period..............       $ 1.00       $ 1.00      $ 1.00       $1.00       $ 1.00
                                                   ======       ======      ======       =====       ======
Total Return
------------
Total investment return based on
net asset value (b).........................          .03%         .32%        .66%       2.78 %       2.69%
Ratios/Supplemental Data
------------------------
Net assets, end of period
  (000's omitted)...........................     $471,080     $486,733    $543,607    $875,496     $730,769
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements.........................          .90%(c)     1.00%       1.00%       1.00 %       1.00%
   Expenses, before waivers and
     reimbursements.........................         1.00%(c)     1.03%       1.01%       1.01 %       1.02%
   Net investment income (a)................          .06%(c)      .32%        .69%       2.73 %       2.67%


--------------------------------------------------------------------------------
(a) Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c) Annualized.

                                             AllianceBernstein Municipal Trust -
                                                              New York Portfolio
================================================================================


AllianceBernstein Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672






TRUSTEES
William H. Foulk, Jr.(1), Chairman
Charles H.P. Duell(1)
David K. Storrs(1)
Shelby White(1)



OFFICERS
Marc O. Mayer, Chief Executive Officer
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Doris T. Muller, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and
Chief Financial Officer
Thomas R. Manley, Controller



CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------
(1) Members of the Audit Committee.

(This page left intentionally blank.)

AllianceBernstein
Municipal
Trust
-New York Portfolio



[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management


Semi-Annual Report
December 31, 2003
(unaudited)

AllianceBernstein Municipal Trust - New York Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

Option 1 Option 2
Fund Code 4 9 #
For non-touch-tone telephones, call toll-free (800) 221-9513
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

AMTNYSR1203

AllianceBernstein Municipal Trust - California Portfolio


AllianceBernstein [LOGO](SM)
Investment Research and Management


Semi-Annual Report
December 31, 2003
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2003 (unaudited)
                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security (a)                        Yield               Value
-------------------------------------------------------------------------------
                  MUNICIPAL BONDS-75.0%
                  CALIFORNIA-75.0%
                  ABAG FINANCE AUTHORITY
                  FOR NONPROFIT CORP.
                  (California Hill Apts.)
                  Series 02A AMT
  $ 6,200         12/15/32 (b)                         1.17%      $   6,200,000
                  ALAMEDA COUNTY IDB
                  (Ream Enterprises Project)
                  Series A AMT
      650         11/01/20 (b)                         1.17             650,000
                  ALAMEDA COUNTY IDR
                  (JMS Family
                  Partnership Project)
                  Series 95A AMT
    2,230         10/01/25 (b)                         1.17           2,230,000
                  CALIFORNIA DEPARTMENT
                  OF WATER RESOURCES
                  POWER SUPPLY
                  REVENUE BONDS
                  Series 02B-2
    2,000         5/01/22 (b)                          1.33           2,000,000
                  CALIFORNIA ECONOMIC
                  DEVELOPMENT FINANCING
                  AUTHORITY IDR
                  (Vortech Engineering,
                  Inc. Project)
                  Series 97 AMT
    2,665         9/01/22 (b)                          1.22           2,665,000
                  CALIFORNIA
                  INFRASTRUCTURE &
                  ECONOMIC DEVELOPMENT
                  BANK IDR
                  (Bonny Doon Winery, Inc.)
                  Series 00A AMT
    3,000         5/01/25 (b)                          1.40           3,000,000
                  CALIFORNIA
                  INFRASTRUCTURE &
                  ECONOMIC DEVELOPMENT
                  BANK IDR
                  (Studio Moulding Project)
                  Series 01A AMT
    2,900         12/01/26 (b)                         1.40           2,900,000
                  CALIFORNIA
                  INFRASTRUCTURE &
                  ECONOMIC DEVELOPMENT
                  BANK IDR
                  (West Star Industries
                  Project)
                  Series 00A AMT
    1,980         7/01/26 (b)                          1.22           1,980,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Athens Disposal
                  Co., Inc.)
                  Series 95A AMT
    2,600         1/01/16 (b)                          1.20           2,600,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Atlas Disposal
                  Industries LLC)
                  Series 99A AMT
    2,400         5/01/19 (b)                          1.25           2,400,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE
                  AUTHORITY
                  (Bidart Family
                  Partnership)
                  Series 02 AMT
    4,000         11/01/27 (b)                         1.37           4,000,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (BLT Enterprises)
                  Series 99A AMT
    3,285         4/01/14 (b)                          1.20           3,285,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Blue Line Transfer, Inc.)
                  Series 99A AMT
    4,515         8/01/19 (b)                          1.20           4,515,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Burrtec Waste
                  Industry Project)
                  Series 02A AMT
    3,700         6/01/22 (b)                          1.20           3,700,000

                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security (a)                        Yield               Value
-------------------------------------------------------------------------------
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Burrtec Waste Project)
                  Series 00A AMT
  $ 6,020         6/01/20 (b)                          1.70%      $   6,020,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Burrtec Waste Project)
                  Series 97B AMT
    1,500         7/01/12 (b)                          1.70           1,500,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (California Waste Solutions)
                  Series 02A AMT
    3,755         5/01/32 (b)                          1.20           3,755,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Carlos Echeverria & Sons)
                  Series 02 AMT
    3,500         10/01/27 (b)                         1.37           3,500,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Contra Costa
                  Waste Services)
                  Series A AMT
    3,325         12/01/10 (b)                         1.20           3,325,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (CR & R, Inc. Project)
                  Series 95A AMT
    3,620         10/01/10 (b)                         1.25           3,620,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (CR& R, Inc. Project)
                  Series 00A AMT
    2,860         9/01/10 (b)                          1.25           2,860,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Edco Disposal
                  Corp. Project)
                  Series 96A AMT
    2,010         10/01/16 (b)                         1.20           2,010,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Greenteam of
                  San Jose Project)
                  Series 01A AMT
    3,525         9/01/16 (b)                          1.20           3,525,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Greenteam of
                  San Jose Project)
                  Series 97A AMT
    1,440         8/01/12 (b)                          1.20           1,440,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Greenwaste Recovery)
                  Series 99B AMT
    2,805         6/01/14 (b)                          1.25           2,805,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Heritage Dairy Project)
                  Series 02 AMT
    1,500         10/01/27 (b)                         1.37           1,500,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Marborg Industries Project)
                  Series 02A AMT
    2,615         6/01/22 (b)                          1.20           2,615,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Norcal Waste Systems,
                  Inc. Project)
                  Series 01 AMT
    3,275         12/01/26 (b)                         1.20           3,275,000

                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security (a)                        Yield               Value
-------------------------------------------------------------------------------
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (P&D Dairy & Poso
                  Creek Dairy)
                  Series 03 AMT
  $ 3,000         5/01/28 (b)                          1.37%      $   3,000,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Placer County Eastern Sanitary)
                  Series 03A AMT
    2,800         6/01/19 (b)                          1.20           2,800,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Sanco Services L.P. Project)
                  Series 02A AMT
    2,000         11/01/32 (b)                         1.70           2,000,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Santa Clara Valley Industries)
                  Series 98A AMT
    1,365         3/01/18 (b)                          1.25           1,365,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (T & W Farms Project)
                  Series 02 AMT
    3,200         11/01/27 (b)                         1.37           3,200,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (Waste Management,
                  Inc. Project)
                  Series 01A AMT
    4,000         7/01/31 (b)                          1.20           4,000,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (West Valley
                  Manufacturing Project)
                  Series 97A AMT
    1,820         6/01/12 (b)                          1.70           1,820,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE AUTHORITY
                  (West Valley Project)
                  Series 00A AMT
    7,300         6/01/30 (b)                          1.70           7,300,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE
                  AUTHORITY SWDR
                  (Agrifab, Inc. Project)
                  Series 03 AMT
    2,900         8/01/28 (b)                          1.20           2,900,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE
                  AUTHORITY SWDR
                  (JDS Ranch Project)
                  Series 03 AMT
    2,350         11/01/28 (b)                         1.37           2,350,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE
                  AUTHORITY SWDR
                  (Mill Valley Refuse
                  Service Project)
                  Series 03A AMT
    3,200         7/01/28 (b)                          1.20           3,200,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE
                  AUTHORITY SWDR
                  (Norcal Waste Systems,
                  Inc. Project)
                  Series 03A AMT
    4,000         7/01/26 (b)                          1.20           4,000,000
                  CALIFORNIA POLLUTION
                  CONTROL FINANCE
                  AUTHORITY SWDR
                  (Valley Vista
                  Services Project)
                  Series 03A AMT
    2,350         12/01/23 (b)                         1.20           2,350,000
                  CALIFORNIA SCHOOL CASH
                  RESERVE PROGRAM AUTHORITY
                  (Pool Bonds)
                  Series 03A
   10,000         7/06/04                              1.05          10,048,171
                  CALIFORNIA STATEWIDE COMMUNITY
                  DEVELOPMENT AUTHORITY
                  (Artefex Project)
                  Series 97E AMT
    1,655         7/01/17 (b)                          1.75           1,655,000

                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security (a)                        Yield               Value
-------------------------------------------------------------------------------
                  CALIFORNIA STATEWIDE COMMUNITY
                  DEVELOPMENT AUTHORITY
                  (Biocol Investments)
                  Series 97B AMT
  $ 1,065         5/01/22 (b)                          1.75%      $   1,065,000
                  CALIFORNIA STATEWIDE COMMUNITY
                  DEVELOPMENT AUTHORITY
                  (Cienega Gardens Apts.)
                  Series 02V AMT
    6,000         10/01/33 (b)                         1.33           6,000,000
                  CALIFORNIA STATEWIDE COMMUNITY
                  DEVELOPMENT AUTHORITY
                  (Grundfos Pumps Corp. Project)
                  Series 89
    1,000         5/01/09 (b)                          1.35           1,000,000
                  CALIFORNIA STATEWIDE COMMUNITY
                  DEVELOPMENT AUTHORITY
                  (Lake Merritt Apts.)
                  Series 02R AMT
    3,700         10/01/33 (b)                         1.35           3,700,000
                  CALIFORNIA STATEWIDE COMMUNITY
                  DEVELOPMENT AUTHORITY
                  (Pacific Bearings
                  Co. Project)
                  Series 96L AMT
    1,285         10/01/06 (b)                         1.75           1,285,000
                  CALIFORNIA STATEWIDE COMMUNITY
                  DEVELOPMENT AUTHORITY
                  (Primary Color Project)
                  Series 97F AMT
      390         7/01/04 (b)                          1.75             390,000
                  CALIFORNIA STATEWIDE COMMUNITY
                  DEVELOPMENT AUTHORITY
                  (Seminole Gardens Apts.)
                  Series 02W AMT
    3,385         10/01/33 (b)                         1.33           3,385,000
                  CALIFORNIA STATEWIDE COMMUNITY
                  DEVELOPMENT AUTHORITY MFHR
                  (Tyrella Gardens Apts.)
                  Series 03B AMT
    3,100         6/01/36 (b)                          1.20           3,100,000
                  CALIFORNIA STATEWIDE
                  ECONOMIC DEVELOPMENT AUTHORITY
                  (Pioneer Converting, Inc.)
                  AMT
    1,300         4/01/16 (b)                          1.17           1,300,000
                  CONTRA COSTA COP
                  (Concord Healthcare Center)
                  AMT
    2,500         12/01/12 (b)                         1.30           2,500,000
                  DUBLIN HOUSING
                  AUTHORITY MFHR
                  (Park Sierra)
                  Series 98A AMT
    6,900         6/01/28 (B)                          1.12           6,900,000
                  GOLDEN EMPIRE SCHOOLS
                  FINANCING AUTHORITY
                  (Kern High School District)
                  Series 95B
    2,300         12/01/24 (b)                         1.05           2,300,000
                  LOS ANGELES COMMUNITY
                  REDEVELOPMENT AGENCY
                  (Broadway Spring Center)
                  Series 87 AMT
    8,600         7/01/12 (b)                          1.15           8,600,000
                  LOS ANGELES COMMUNITY
                  REDEVELOPMENT AGENCY MFHR
                  (Views at 270)
                  Series 03A AMT
    3,007         9/01/19 (b)                          1.30           3,006,869
                  LOS ANGELES HOUSING AUTHORITY
                  (Park Sierra Apts. Project)
                  Series 86A AMT
    3,100         9/01/30 (b)                          1.30           3,100,000
                  RIVERSIDE COUNTY IDR
                  (Cryogenic Project Issue)
                  Series 89B AMT
    5,400         7/05/14 (b)                          1.25           5,400,000

                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security (a)                        Yield               Value
-------------------------------------------------------------------------------
                  ROSEVILLE COUNTY HIGH
                  SCHOOL DISTRICT COP
                  (Northwest Roseville
                  Land Project)
                  Series 91
  $ 1,255         8/01/06 (b)                          1.75%      $   1,255,000
                  SAN DIEGO COUNTY &
                  SCHOOL DISTRICT RAN
                  Series 03B
    2,500         6/30/04                              1.07           2,508,317
                  SAN DIEGO UNIFIED
                  SCHOOL DISTRICT TRAN
                  Series 03A
    3,500         6/30/04                              1.07           3,515,923
                  SAN FRANCISCO MFHR
                  (Carter Terrace Apts.)
                  Series 02B AMT
   10,000         3/01/36 (b)                          1.30          10,000,000
                  SAN FRANCISCO MFHR
                  (Orlando Cepeda
                  Place Apts.)
                  Series 00D AMT
    4,810         11/01/33 (b)                         1.30           4,810,000
                  SAN FRANCISCO
                  REDEVELOPMENT AGENCY MFHR
                  (Antonia Manor Apts.)
                  Series 00E AMT
    7,070         12/01/33 (b)                         1.12           7,070,000
                                                                  -------------
                                                                    218,054,280
                                                                  -------------
                  Total Municipal Bonds
                  (amortized cost
                  $218,054,280)                                     218,054,280
                                                                  -------------
                  COMMERCIAL PAPER-24.5%
                  CALIFORNIA-20.0%
                  CALIFORNIA INFRASTRUCTURAL
                  & ECONOMIC DEVELOPMENT BANK
                  (Salvation Army
                  West Territory)
                  Series 01
   11,000         1/28/04                              1.08          11,000,000
                  CALIFORNIA STATE
                  UNIVERSITY INSTITUTE
                  (CP Notes)
                  Series 01A
    2,900         2/10/04                              0.93           2,900,000
                  CALIFORNIA STATE
                  UNIVERSITY INSTITUTE
                  (CP Notes)
                  Series 01A
    2,516         2/03/04                              1.03           2,516,000
                  CALIFORNIA STATE
                  UNIVERSITY INSTITUTE
                  (CP Notes)
                  Series 01A
    9,242         2/02/04                              1.04           9,242,000
                  LOS ANGELES COUNTY
                  (Capital Asset
                  Leasing Corp.)
                  Series 97
    3,760         2/02/04                              1.00           3,760,000
                  ORANGE COUNTY
                  WATER DISTRICT
                  Series 97
    1,000         3/10/04                              1.00           1,000,000
                  ORANGE COUNTY
                  WATER DISTRICT
                  Series 97
    1,000         3/10/04                              1.03           1,000,000
                  SAN DIEGO COUNTY
                  (Teeter Obligation)
                  Series B-1
    2,000         3/10/04                              1.00           2,000,000
                  SAN FRANCISCO PUBLIC
                  UTILITY COMMISSION
                  (Water Series)
    2,100         4/01/04                              1.00           2,100,000
                  SAN GABRIEL VALLEY
                  (Alameda Corridor Project)
                  Series 01
    2,000         2/03/04                              1.03           2,000,000
                  SAN GABRIEL VALLEY
                  (Alameda Corridor Project)
                  Series 01
   10,100         2/12/04                              1.05          10,100,000
                  UNIVERSITY OF CALIFORNIA
                  (Board of Regents)
    1,000         1/12/04                              0.98           1,000,000
                  VENTURA COUNTY PUBLIC
                  FINANCE AUTHORITY
                  (Lease Revenue CP Notes)
                  Series 98
    9,500         3/11/04                              1.05           9,500,000
                                                                  -------------
                                                                     58,118,000
                                                                  -------------

                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security (a)                        Yield               Value
-------------------------------------------------------------------------------
                  PUERTO RICO-4.5%
                  PUERTO RICO GOVERNMENT
                  DEVELOPMENT BANK
  $ 3,000         1/21/04                              0.90%      $   3,000,000
                  PUERTO RICO GOVERNMENT
                  DEVELOPMENT BANK
    5,000         4/12/04                              1.08           5,000,000
                  PUERTO RICO GOVERNMENT
                  DEVELOPMENT BANK
    5,000         4/16/04                              1.08           5,000,000
                                                                  -------------
                                                                     13,000,000
                                                                  -------------
                  Total Commercial Paper
                  (amortized cost
                  $71,118,000)                                       71,118,000
                                                                  -------------
                  TOTAL INVESTMENTS-99.5%
                  (amortized cost
                  $289,172,280)                                     289,172,280
                  Other assets less
                  liabilities-0.5%                                    1,410,229
                                                                  -------------
                  NET ASSETS-100%
                  (offering and redemption
                  price of $1.00 per share;
                  290,638,134 shares
                  outstanding)                                    $ 290,582,509
                                                                  =============




(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMT - Alternative Minimum Tax
COP - Certificate of Participation
IDB - Industrial Development Board
IDR - Industrial Development Revenue
MFHR - Multi-Family Housing Revenue
RAN - Revenue Anticipation Note
SWDR - Solid Waste Disposal Revenue
TRAN - Tax & Revenue Anticipation Note

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)

                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $ 1,619,205

EXPENSES
  Advisory fee (Note B)                            $   779,101
  Distribution assistance and administrative
    service (Note C)                                   672,479
  Custodian fees                                        50,896
  Transfer agency (Note B)                              46,650
  Registration fees                                     26,854
  Audit and legal fees                                  16,931
  PRINTING                                              15,639
  Trustees' fees                                         2,000
  Miscellaneous                                         13,874
                                                   -----------
  Total expenses                                     1,624,424
  Less: expense offset arrangement (Note B)                (16)
  Less: expenses waived and reimbursed
    (Notes B & C)                                     (153,449)
                                                   -----------
  Net expenses                                                        1,470,959
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   148,246
                                                                    ===========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________


                                                  SIX MONTHS
                                                     ENDED
                                                  DECEMBER 31,
                                                      2003         YEAR ENDED
                                                  (UNAUDITED)     JUNE 30, 2003
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $      148,246   $    1,403,374
  Net realized gain on investment
    Transactions                                            -0-           5,316
                                                --------------   --------------
  Net increase in net assets from
    operations                                         148,246        1,408,690

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                               (148,246)      (1,403,374)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E)                            (35,180,372)     (76,511,464)
                                                --------------   --------------
  Total decrease                                   (35,180,372)     (76,506,148)

NET ASSETS
  Beginning of period                              325,762,881      402,269,029
                                                --------------   --------------
  End of period                                 $  290,582,509   $  325,762,881
                                                ==============   ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited)
                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2003, the reimbursement amounted to $66,206.

NOTES TO FINANCIAL STATEMENTS
(continued)
                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $17,787 for the six months ended December 31, 2003.

For the six months ended December 31, 2003, the Portfolio's expenses were reduced by $16 under an expense offset arrangement with AGIS.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN

Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2003, the distribution fee amounted to $389,551. For the six months ended December 31, 2003, the Distributor has agreed to waive a portion of the distribution fees in the amount of $87,243 for the fund. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2003, such payments by the Portfolio amounted to $282,928, of which $44,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At December 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003, the Portfolio had a capital loss carryforward of $36,652, which expires in 2009. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the year ended June 30, 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2003, capital paid-in aggregated $290,632,002. Transactions, all at $1.00 per share, were as follows:

                                                  SIX MONTHS
                                                     ENDED
                                                  DECEMBER 31,    YEAR ENDED
                                                      2003          JUNE 30,
                                                  (UNAUDITED)         2003
                                                ==============   ==============
Shares sold                                        233,049,699      524,829,270
Shares issued on reinvestments of dividends            148,246        1,403,374
Shares redeemed                                   (268,378,317)    (602,744,108)
                                                --------------   --------------
Net decrease                                       (35,180,372)     (76,511,464)
                                                ==============   ==============

FINANCIAL HIGHLIGHTS
                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                       YEAR ENDED JUNE 30,
                                                2003     ---------------------------------------------------------------
                                            (UNAUDITED)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .001(a)      .004(a)      .009         .024         .024         .022

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.004)       (.009)       (.024)       (.024)       (.022)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           0.05%         .42%         .89%        2.48%        2.39%        2.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $290,583     $325,763     $402,269     $618,398     $931,993     $655,644
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .94%(c)     1.00%         .98%         .98%         .97%         .98%
  Expenses, before waivers and
    reimbursements                              1.04%(c)     1.05%         .98%         .98%         .97%         .98%
  Net investment income                          .09%(a)(c)   .42%(a)      .92%        2.49%        2.38%        2.18%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________


ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), Chairman
CHARLES H.P. DUELL(1)
DAVID K. STORRS(1)
SHELBY WHITE(1)


OFFICERS

MARC O. MAYER, Chief Executive Officer
SUSAN L. MATTESON, President
DREW A. BIEGEL, Senior Vice President
JOHN R. BONCZEK, Senior Vice President
KATHLEEN A. CORBET, Senior Vice President
PATRICIA ITTNER, Senior Vice President
ROBERT I. KURZWEIL, Senior Vice President
DORIS T. MULLER, Senior Vice President
WILLIAM E. OLIVER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
WILLIAM J. FAGAN, Vice President
LINDA N. KELLEY, Vice President
JOSEPH R. LASPINA, Vice President
EILEEN M. MURPHY, Vice President
MARIA C. SAZON, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Members of the Audit Committee.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

OPTION |1| OPTION |2|

FUND CODE |3| |0| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------


[LOGO] AllianceBernstein (SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


AMTCASR1203

AllianceBernstein Municipal Trust - Connecticut Portfolio


AllianceBernstein [LOGO](SM)
Investment Research and Management


Semi-Annual Report
December 31, 2003
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2003 (unaudited)
                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  MUNICIPAL BONDS-77.5%
                  ARKANSAS-1.7%
                  ARKANSAS DEVELOPMENT
                  FINANCE AUTHORITY IDR
                  (Riceland Foods, Inc.
                  Project)
                  Series 99B AMT
  $ 2,000         11/01/10 (b)                         1.55%      $   2,000,000
                                                                  -------------
                  CONNECTICUT-69.5%
                  CONNECTICUT DEVELOPMENT
                  AUTHORITY
                  (Central Vermont Public
                  Service)
                  Series 85
    1,000         12/01/15 (b)                         1.15           1,000,000
                  CONNECTICUT DEVELOPMENT
                  AUTHORITY
                  (Independent Living)
                  Series 90
    7,305         7/01/15 (b)                          1.12           7,305,000
                  CONNECTICUT DEVELOPMENT
                  AUTHORITY
                  (Learjet, Inc.)
                  Series 01
    3,100         4/01/26 (b)                          1.30           3,100,000
                  CONNECTICUT DEVELOPMENT
                  AUTHORITY
                  (Northeast Foods, Inc.)
                  Series 98 AMT
    4,000         6/01/13 (b)                          1.40           4,000,000
                  CONNECTICUT DEVELOPMENT
                  AUTHORITY
                  (Pierce Memorial Baptist Home)
                  Series 99
    3,845         10/01/28 (b)                         1.12           3,845,000
                  CONNECTICUT DEVELOPMENT
                  AUTHORITY SWR
                  (Rand Whitney Project)
                  Series 93 AMT
    8,700         8/01/23 (b)                          1.15           8,700,000
                  CONNECTICUT GO
                  Series 01A
    4,740         2/15/21 (b)                          1.25           4,740,000
                  CONNECTICUT GO
                  Series 03G
    2,280         3/15/04                              1.00           2,284,583
                  CONNECTICUT GO
                  Series 97B
    3,500         5/15/14 (b)                          1.18           3,500,000
                  CONNECTICUT HEFA
                  (Ascension Health Credit Group)
                  Series 99B
    5,280         11/15/29 (b)                         1.07           5,280,000
                  CONNECTICUT HEFA
                  (Community Renewal Team)
                  Series A
    1,870         7/01/19 (b)                          1.25           1,870,000
                  CONNECTICUT HEFA
                  (Covenant Retirement)
                  Series 99A
    2,380         12/01/29 (b)                         1.25           2,380,000
                  CONNECTICUT HEFA
                  (Hartford Hospital)
                  Series 00B
    5,500         7/01/30 (b)                          1.12           5,500,000
                  CONNECTICUT HEFA
                  (King & Low/Heywood School)
                  Series 03A
    3,000         7/01/33 (b)                          1.25           3,000,000
                  CONNECTICUT HEFA
                  (Middlesex Hospital)
                  Series 01J
    1,235         7/01/26 (b)                          1.20           1,235,000
                  CONNECTICUT HEFA
                  (WILLIAMS SCHOOL)
                  Series 01
    5,500         7/01/31 (b)                          1.30           5,500,000
                  CONNECTICUT HEFA
                  (Yale University)
                  Series 97T-1
    2,200         7/01/29 (b)                          1.23           2,200,000
                  CONNECTICUT HFA
                  (Housing Mortgage
                  Finance Program)
                  Series 01D-3 AMT AMBAC
    2,500         5/15/33 (b)                          1.25           2,500,000
                  CONNECTICUT HFA
                  (Mortgage Finance Program)
                  Series 02B
                  AMT AMBAC
    7,800         5/15/33 (b)                          1.24           7,800,000
                  CONNECTICUT IDA
                  (Lapham-Hickey Steel Corp.)
                  Series 00
    1,700         9/01/25 (b)                          1.32           1,700,000

STATEMENT OF NET ASSETS
(continued)
                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  CONNECTICUT SPECIAL TAX
                  OBLIGATION
                  (Transitional Infrastructure)
                  Series 02A
  $ 2,000         9/01/04                              1.07%      $   2,012,254
                  NEW CANAAN HOUSING
                  AUTHORITY
                  (Village at Waveny
                  Care Center)
                  Series 02
    1,040         1/01/22 (b)                          1.10           1,040,000
                  NORTH CANAAN HOUSING
                  AUTHORITY
                  (Geer Woods Project)
                  Series 01
    2,000         8/01/31 (b)                          1.20           2,000,000
                                                                  -------------
                                                                     82,491,837
                                                                  -------------
                  INDIANA-1.1%
                  WHITING ENVIRONMENTAL
                  FACILITIES
                  (BP Products North America)
                  Series 03 AMT
    1,300         1/01/38 (b)                          1.34           1,300,000
                                                                  -------------
                  MINNESOTA-1.5%
                  NORTHFIELD MFHR
                  (Summerfield Investments)
                  Series 03 AMT
    1,850         4/01/33 (b)                          1.25           1,850,000
                                                                  -------------
                  NEW JERSEY-0.7%
                  NEW JERSEY TURNPIKE
                  AUTHORITY
                  Series 03C-2
      800         1/01/24 (b)                          1.12             800,000
                                                                  -------------
                  NEW YORK-1.7%
                  NEW YORK HFA
                  (West 23rd St)
                  Series 02A AMT
    2,000         5/15/33 (b)                          1.09           2,000,000
                                                                  -------------
                  SOUTH CAROLINA-1.3%
                  SOUTH CAROLINA JOBS EDA
                  (Titan Wheel International,
                  Inc. Project)
                  Series 95 AMT
    1,500         2/01/10 (b)                          1.35           1,500,000
                                                                  -------------
                  Total Municipal Bonds
                  (amortized cost $91,941,837)                       91,941,837
                                                                  -------------
                  COMMERCIAL PAPER-21.5%
                  CONNECTICUT-8.0%
                  CONNECTICUT HEFA
                  (Yale University)
                  Series S-2
    3,500         3/01/04                              1.02           3,500,000
                  NEW HAVEN GO
                  Series 02A
    4,000         1/12/04                              0.95           4,000,000
                  NEW HAVEN GO
                  Series 02A
    2,000         3/10/04                              1.04           2,000,000
                                                                  -------------
                                                                      9,500,000
                                                                  -------------
                  FLORIDA-2.5%
                  SARASOTA PUBLIC HOSPITAL
                  DISTRICT
                  (Sarasota Memorial Hospital)
                  Series C
    3,000         3/02/04                              1.04           3,000,000
                                                                  -------------
                  KENTUCKY-3.6%
                  PENDLETON COUNTY
                  (Kentucky Association
                  of County Leasing)
    4,300         1/14/04                              1.00           4,300,000
                                                                  -------------
                  MINNESOTA-1.7%
                  ST. PAUL METROPOLITAN AIRPORT
                  Series A
    2,000         2/02/04                              1.04           2,000,000
                                                                  -------------
                  PUERTO RICO-3.9%
                  PUERTO RICO GOVERNMENT
                  DEVELOPMENT BANK
    1,547         2/05/04                              0.95           1,547,000
                  PUERTO RICO GOVERNMENT
                  DEVELOPMENT BANK
    3,000         4/12/04                              1.08           3,000,000
                                                                  -------------
                                                                      4,547,000
                                                                  -------------

                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------

                  WASHINGTON-1.8%
                  PORT OF SEATTLE
                  Series 01B-1 AMT
  $ 2,100         2/12/04                              1.09%      $   2,100,000
                                                                  -------------
                  Total Commercial Paper
                  (amortized cost
                  $25,447,000)                                       25,447,000
                                                                  -------------
                  TOTAL INVESTMENTS-99.0%
                  (amortized cost
                  $117,388,837)                                     117,388,837
                  Other assets less
                  liabilities-1.0%                                    1,238,067
                                                                  -------------
                  NET ASSETS-100%
                  (offering and redemption
                  price of $1.00 per share;
                  118,656,506 shares
                  outstanding)                                    $ 118,626,904
                                                                  =============


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
EDA - Economic Development Authority
GO - General Obligation
HEFA - Health & Educational Facility Authority
HFA - Housing Finance Agency/Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFHR - Multi-Family Housing Revenue
SWR - Solid Waste Revenue

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)

                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $   578,454

EXPENSES
  Advisory fee (Note B)                            $   295,732
  Distribution assistance and administrative
    service (Note C)                                   303,645
  Custodian fees                                        47,307
  Audit and legal fees                                  20,365
  Transfer agency (Note B)                              15,085
  Printing                                               7,099
  Registration fees                                      3,416
  Trustees' fees                                         1,100
  Miscellaneous                                          6,659
                                                   -----------
  Total expenses                                       700,408
  Less: expense offset arrangement (Note B)                 (4)
  Less: expenses waived and reimbursed
    (Notes B & C)                                     (159,165)
                                                   -----------
  Net expenses                                                          541,239
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $    37,215
                                                                    ===========


See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS
                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

                                                  SIX MONTHS
                                                     ENDED
                                                  DECEMBER 31,
                                                     2003          YEAR ENDED
                                                  (UNAUDITED)     JUNE 30, 2003
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $       37,215   $      384,668
  Net realized loss on investment
    transactions                                            -0-             (10)
                                                --------------   --------------
  Net increase in net assets from operations            37,215          384,658

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                                (37,215)        (384,668)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                   1,715,280      (15,274,841)
                                                --------------   --------------
  Total increase (decrease)                          1,715,280      (15,274,851)

NET ASSETS
  Beginning of period                              116,911,624      132,186,475
                                                --------------   --------------
  End of period                                 $  118,626,904   $  116,911,624
                                                ==============   ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited)
                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2003, the reimbursement amounted to $108,939.

                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2003.

For the six months ended December 31, 2003, the Portfolio's expenses were reduced by $4 under an expense offset arrangement with AGIS.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN

Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2003, the distribution fee amounted to $147,867. For the six months ended December 31, 2003, the Distributor has agreed to waive a portion of the distribution fees in the amount of $50,226 for the fund. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2003, such payments by the Portfolio amounted to $155,778, of which $44,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At December 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003, the Portfolio had a capital loss carryforward of $2,036, of which $2,026 expires in the year 2004 and $10 expires in 2011. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the year ended June 30, 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2003, capital paid-in aggregated $118,645,788. Transactions, all at $1.00 per share, were as follows:

                                                  SIX MONTHS
                                                     ENDED
                                                  DECEMBER 31,     YEAR ENDED
                                                     2003           JUNE 30,
                                                  (UNAUDITED)         2003
                                                ==============   ==============
Shares sold                                        139,244,055      279,909,175
Shares issued on reinvestment of dividends              37,215          384,668
Shares redeemed                                   (137,565,990)    (295,568,684)
                                                --------------   --------------
Net increase (decrease)                              1,715,280      (15,274,841)
                                                ==============   ==============

FINANCIAL HIGHLIGHTS
                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                      YEAR ENDED JUNE 30,
                                               2003      ---------------------------------------------------------------
                                            (UNAUDITED)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00         $100

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0003         .003         .006         .026         .026         .022

LESS: DIVIDENDS
Dividends from net investment
  income                                      (.0003)       (.003)       (.006)       (.026)       (.026)       (.022)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based
  on net asset value (b)                         .03%         .31%         .64%        2.68%        2.66%        2.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $118,627     $116,912     $132,186     $182,297     $161,000     $143,401
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .91%(c)     1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.18%(c)     1.13%        1.08%        1.04%        1.07%        1.07%
  Net investment income (a).                     .06%(c)      .30%         .68%        2.62%        2.63%        2.22%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________


ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), CHAIRMAN
CHARLES H.P. DUELL(1)
DAVID K. STORRS(1)
SHELBY WHITE(1)


OFFICERS

MARC O. MAYER, CHIEF EXECUTIVE OFFICER
SUSAN L. MATTESON, PRESIDENT
DREW A. BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
PATRICIA ITTNER, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
DORIS T. MULLER, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
LINDA N. KELLEY, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
EILEEN M. MURPHY, VICE PRESIDENT
MARIA C. SAZON, VICE PRESIDENT
MARK R. MANLEY, SECRETARY
MARK D. GERSTEN, TREASURER AND CHIEF FINANCIAL OFFICER
THOMAS R. MANLEY, CONTROLLER


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
P.O. BOX 1912
Boston, MA 02105

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Members of the Audit Committee.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

OPTION |1| OPTION |2|

FUND CODE |2| |8| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------


AllianceBernstein [LOGO](SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


AMTCTSR1203

AllianceBernstein Municipal Trust - New Jersey Portfolio


[LOGO] AllianceBernstein(SM)
Investment Research and Management


Semi-Annual Report
DECEMBER 31, 2003
(Unaudited)

STATEMENT OF NET ASSETS
December 31, 2003 (unaudited)
                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security (a)                        Yield               Value
-------------------------------------------------------------------------------
                  MUNICIPAL BONDS-77.7%
                  ILLINOIS-0.4%
                  ILLINOIS DEVELOPMENT
                  FINANCE AUTHORITY
                  (Adrora Central Catholic
                  High School) Series 94
  $ 1,000         4/01/24 (b)                          1.45%      $   1,000,000
                                                                  -------------
                  NEW JERSEY-73.5%
                  ATLANTIC CITY
                  IMPROVEMENT AUTHORITY
                  (Pooled Govt. Loan
                  Program) Series 86
    3,100         7/01/26 (b)                          1.10           3,100,000
                  BERGEN COUNTY
                  IMPROVEMENT AUTHORITY
                  (Kentshire Apts. Proj.)
                  Series 01 AMT
    6,000         3/15/34 (b)                          1.15           6,000,000
                  BURLINGTON COUNTY
                  (County College)
                  Series 03A
    1,910         7/15/04                              1.13           1,929,128
                  BURLINGTON COUNTY BAN
                  Series 03C
    4,524         4/17/04                              1.20           4,524,134
                  HUDSON COUNTY
                  IMPROVEMENT AUTHORITY
                  (Essential Purpose
                  Pooled Govt.) Series 86
    8,000         7/15/26 (b)                          1.20           8,000,000
                  JEFFERSON TOWNSHIP
                  Series 03
    4,000         7/09/04                              1.06           4,008,943
                  JERSEY CITY
                  REDEVELOPMENT AGENCY
                  (Dixon Mill Apts.
                  Project) Series 00A
    4,135         5/15/30 (b)                          1.10           4,135,000
                  MIDDLESEX COUNTY
                  IMPROVEMENT AUTHORITY
                  (Woodridge Community
                  Center) Series 03
   10,000         2/26/04                              1.25          10,011,354
                  MONTCLAIR TOWNSHIP BAN
                  Series 03
    7,392         6/25/04                              1.07           7,398,256
                  MONTCLAIR TOWNSHIP BAN
                  Series 03
    3,077         6/25/04                              1.09           3,079,302
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Bancroft Neurohealth
                  Project) Series 02
    2,105         11/01/27 (b)                         1.05           2,105,000
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Diocese Of Metuchen)
                  Series 01
    5,000         3/01/26 (b)                          1.12           5,000,000
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Economic Growth-
                  Kirker Ent.)
                  Series 96 AMT
      300         1/01/05 (b)                          1.23             300,000
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Economic Growth-
                  Mona Industries)
                  Series 96 AMT
    1,800         1/01/16 (b)                          1.23           1,800,000
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Encap Golf Holdings
                  Project) Series 01B AMT
   19,350         10/01/11 (b)                         1.25          19,350,000
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Flexo-Craft Printers)
                  Series B AMT
      405         8/01/04 (b)                          1.32             405,000
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Geriatric Services

                  Housing Corp., Inc.)
                  Series 01
    2,000         11/01/31 (b)                         1.10           2,000,000
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Intl Processing Corp.)
                  Series 01 AMT
    1,750         10/01/23 (b)                         1.35           1,750,000

STATEMENT OF NET ASSETS
(continued)
                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security (a)                        Yield               Value
-------------------------------------------------------------------------------
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Port Newark Container
                  LLC) Series 03 AMT
  $ 5,600         7/01/30 (b)                          1.15%      $   5,600,000
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Presbyterian Homes)
                  Series 02B
    5,000         12/01/32 (b)                         1.05           5,000,000
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Republic Services, Inc.)
                  Series 01 AMT
    8,000         8/01/13 (b)                          1.15           8,000,000
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Stone Brothers Secaucus
                  LLC) Series 01 AMT
    1,660         9/01/21 (b)                          1.26           1,660,000
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (The Homasote Co.
                  Project) Series 96-E AMT
    1,475         11/01/06 (b)                         1.32           1,475,000
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Thermal Energy Ltd.
                  Partnership)
                  Series 95 AMT
    3,000         12/01/09 (b)                         1.15           3,000,000
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Thermal Energy Ltd.) AMT
    5,500         12/01/31 (b)                         1.15           5,500,000
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Vahariolos Partners
                  Project) Series H AMT
    1,475         11/01/16 (b)                         1.32           1,475,000
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY PCR
                  (Hoffman-LA Roche, Inc.)
    3,600         2/01/05 (b)                          1.25           3,600,000
                  NEW JERSEY GO
                  Series 92D
      980         2/15/04                              1.00             985,365
                  NEW JERSEY HEALTH CARE
                  FACILITIES
                  (Cap Health Systems
                  Obligations) Series 03B
    5,000         7/01/33 (b)                          1.19           5,000,000
                  NEW JERSEY HEALTH CARE
                  FACILITIES
                  (Meridian Health
                  System) Series 03B
    3,000         7/01/33 (b)                          1.20           3,000,000
                  NEW JERSEY HEALTH CARE
                  FACILITIES
                  (RWJ Health Care Corp.)
                  Series 02
   10,100         7/01/32 (B)                          1.30          10,100,000
                  NEW JERSEY HEALTH CARE
                  FACILITIES
                  (St. Peter's University
                  Hospital) Series 00B
   11,900         7/01/30 (b)                          1.10          11,900,000
                  NEW JERSEY STATE MFHR
                  (Single Family Housing
                  Bond) Series03B
    3,000         10/01/04                             1.10           3,000,000
                  NEW JERSEY STATE
                  TURNPIKE AUTHORITY
                  (Turnpike Revenue)
                  Series 91D FGIC
    3,000         1/01/18 (b)                          1.07           3,000,000
                  NEW JERSEY TRANSIT CORP.
                  (Capital Grant
                  Anticipation Notes)
                  Series 00C AMBAC
    1,160         2/01/04                              0.97           1,164,153

                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security (a)                        Yield               Value
-------------------------------------------------------------------------------
                  NEW JERSEY TURNPIKE
                  AUTHORITY
                  (Turnpike Revenue
                  Bond) Series 03-1 FSA
  $ 4,000         1/01/24 (b)                          1.12%      $   4,000,000
                  NEW JERSEY TURNPIKE
                  AUTHORITY
                  (Turnpike Revenue
                  Bond) Series 03-2 FSA
    8,000         1/01/24 (b)                          1.12           8,000,000
                  SALEM COUNTY PCR
                  (Dupont Corp.)
                  Series 82A
    2,400         3/01/12 (b)                          1.00           2,400,000
                                                                  -------------
                                                                    172,755,635
                                                                  -------------
                  NEW YORK-1.9%
                  PORT AUTHORITY OF
                  NEW YORK & NEW JERSEY
                  (Versatile Structure) AMT
    4,500         12/01/17 (b)                         1.32           4,500,000
                                                                  -------------
                  TEXAS-1.9%
                  GULF COAST SWDR
                  (Amoco Oil Co.)
                  Series 95 AMT
    4,400         7/01/27 (b)                          1.34           4,400,000
                                                                  -------------
                  Total Municipal Bonds
                  (amortized cost
                  $182,655,635)                                     182,655,635
                                                                  -------------
                  COMMERCIAL PAPER-22.6%
                  FLORIDA-2.1%
                  MIAMI-DADE COUNTY
                  AVIATION
                  (Miami International
                  Airport) Series A AMT
    5,000         2/13/04                              1.01           5,000,000
                                                                  -------------
                  MINNESOTA-1.3%
                  ST. PAUL METROPOLITAN
                  AIRPORT
                  (Subordinate Revenue
                  Notes) Series A
    3,000         3/11/04                              1.05           3,000,000
                                                                  -------------
                  NEW JERSEY-6.6%
                  NEW JERSEY ECONOMIC
                  DEVELOPMENT AUTHORITY
                  (Chamber Cogeneration)
                  Series 91 AMT
    5,000         2/10/04 (b)                          1.03           5,000,000

                  NEW JERSEY EDUCATIONAL
                  FACILITIES AUTHORITY
                  (PRINCETON UNIVERSITY)
                  Series 97A
   10,400         2/03/04                              1.03          10,400,000
                                                                  -------------
                                                                     15,400,000
                                                                  -------------
                  NEW YORK-3.0%
                  PORT AUTHORITY OF
                  NEW YORK & NEW JERSEY
                  AMT
    7,000         3/04/04 (b)                          1.03           7,000,000
                                                                  -------------
                  OHIO-1.1%
                  COUNTY OF CUYAHOGA
                  (Cleveland Clinic Health
                  System) Series 03B-2
    2,600         1/21/04                              0.95           2,600,000
                                                                  -------------
                  PUERTO RICO-4.0%
                  GOVERNMENT
                  DEVELOPMENT BANK
    4,500         2/11/04                              1.00           4,500,000
                  GOVERNMENT
                  DEVELOPMENT BANK
    4,975         2/02/04                              1.03           4,975,000
                                                                  -------------
                                                                      9,475,000
                                                                  -------------

STATEMENT OF NET ASSETS
(continued)
                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security (a)                        Yield               Value
-------------------------------------------------------------------------------
                  WASHINGTON-4.5%
                  PORT OF SEATTLE
                  Series 01b-1 AMT
  $ 5,000         2/02/04 (b)                          1.01%      $   5,000,000
                  PORT OF SEATTLE
                  Series 01b-1 AMT
    5,500         2/12/04 (b)                          1.08           5,500,000
                                                                  -------------
                                                                     10,500,000
                                                                  -------------
                  Total Commercial Paper
                  (amortized cost
                  $52,975,000)                                       52,975,000
                                                                  -------------
                  TOTAL INVESTMENTS-100.3%
                  (amortized cost
                  $235,630,635)                                     235,630,635
                  Other assets less
                  liabilities-(0.3%)                                   (619,779)
                                                                  -------------
                  NET ASSETS-100%
                  (offering and redemption
                  price of $1.00 per share;
                  235,010,856 shares
                  outstanding)                                    $ 235,010,856
                                                                  =============


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC - American Municipal Assurance Corporation
AMT -   Alternative Minimum Tax
BAN -   Bond Anticipation Note
FGIC -  Financial Guaranty Insurance Company
FSA -   Financial Security Assurance
GO -    General Obligation
MFHR -  Multi-Family Housing Revenue
PCR -   Pollution Control Revenue
SWDR -  Solid Waste Disposal Revenue

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)

                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $ 1,257,079

EXPENSES
  Advisory fee (Note B)                            $   632,914
  Distribution assistance and administrative
    service (Note C)                                   588,844
  Custodian fees                                        45,843
  Transfer agency (Note B)                              44,670
  Audit and legal fees                                  21,830
  Registration fees                                     21,635
  Printing                                               9,803
  Trustees' fees                                         1,300
  Miscellaneous                                         11,988
                                                   -----------
  Total expenses                                     1,378,827
  Less: expense offset arrangement (Note B)                 (7)
  Less: expense waived and reimbursement
    (Notes B & C)                                     (201,880)
                                                   -----------
  Net expenses                                                        1,176,940
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $    80,139
                                                                    ===========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________


                                                  SIX MONTHS
                                                     ENDED
                                                  DECEMBER 31,
                                                      2003         YEAR ENDED
                                                  (UNAUDITED)     JUNE 30, 2003
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $       80,139   $      820,434

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                                (80,139)        (820,434)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E)                             (8,954,786)     (56,161,620)
                                                --------------   --------------
  Total decrease                                    (8,954,786)     (56,161,620)

NET ASSETS
  Beginning of period                              243,965,642      300,127,262
                                                --------------   --------------
  End of period                                 $  235,010,856   $  243,965,642
                                                ==============   ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited)
                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2003, the reimbursement amounted to $112,992.

NOTES TO FINANCIAL STATEMENTS
(continued)
                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________



The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $14,109 for the six months ended December 31, 2003.

For the six months ended December 31, 2003, the Portfolio's expenses were reduced by $7 under an expense offset arrangement with AGIS.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN

Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2003, the distribution fee amounted to $316,457. For the six months ended December 31, 2003, the Distributor has agreed to waive a portion of the distribution fees in the amount of $88,888 for the fund. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2003, such payments by the Portfolio amounted to $272,387, of which $44,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At December 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Dividends paid from net investment income for the year ended June 30, 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2003, capital paid-in aggregated $235,010,857. Transactions, all at $1.00 per share, were as follows:


                                                  SIX MONTHS
                                                    ENDED          YEAR ENDED
                                                 DECEMBER 31,       JUNE 30,
                                                     2003             2003
                                                ==============   ==============
Shares sold                                        256,750,954      542,679,986
Shares issued on reinvestments of dividends             80,139          820,434
Shares redeemed                                   (265,785,879)    (599,662,040)
                                                --------------   --------------
Net decrease                                        (8,954,786)     (56,161,620)
                                                ==============   ==============

FINANCIAL HIGHLIGHTS
                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                YEAR ENDED JUNE 30,
                                                2003     --------------------------------------------------
                                            (UNAUDITED)     2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0003         .003         .007         .027         .026
                                            -----------  -----------  -----------  -----------  -----------
LESS: DIVIDENDS
Dividends from net investment income          (.0003)       (.003)       (.007)       (.027)       (.026)
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
                                            ===========  ===========  ===========  ===========  ===========

TOTAL RETURN
Total investment return based on
  net asset value (b)                            .03%         .30%        0.73%        2.71%        2.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $235,011     $243,966     $300,127     $337,139     $281,578
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .93%(c)     1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.09%(c)     1.07%        1.04%        1.03%        1.07%
  Net investment income (a)                      .07%(c)      .30%         .74%        2.65%        2.61%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________


ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), CHAIRMAN
CHARLES H.P. DUELL(1)
DAVID K. STORRS(1)
SHELBY WHITE(1)


OFFICERS

MARC O. MAYER, CHIEF EXECUTIVE OFFICER
SUSAN L. MATTESON, PRESIDENT
DREW A. BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
PATRICIA ITTNER, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
DORIS T. MULLER, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
LINDA N. KELLEY, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
EILEEN M. MURPHY, VICE PRESIDENT
MARIA C. SAZON, VICE PRESIDENT
MARK R. MANLEY, SECRETARY
MARK D. GERSTEN, TREASURER AND CHIEF FINANCIAL OFFICER
THOMAS R. MANLEY, CONTROLLER


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH & MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1) Members of the Audit Committee.

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

OPTION |1| OPTION |2|

FUND CODE |9| |2| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------


[LOGO](AllianceBernstein SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


AMTNJSR1203

AllianceBernstein Municipal Trust - Virginia Portfolio



[LOGO] AllianceBernstein(SM)
       Investment Research and Management


Semi-Annual Report
December 31, 2003
(unaudited)



STATEMENT OF NET ASSETS                     AllianceBernstein Municipal Trust -
December 31, 2003 (unaudited)                                Virginia Portfolio
-------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(000)      SECURITY(A)                           YIELD          VALUE
-------------------------------------------------------------------------------
           MUNICIPAL BONDS-85.9%
           INDIANA-1.0%
           WHITING ENVIRONMENTAL
           FACILITIES REVENUE
           (BP Amoco)
           Series 02 AMT
$ 1,300    7/01/35 (b)                           1.34%      $ 1,300,000
           VIRGINIA-84.9%
           ALEXANDRIA EDUCATIONAL
           FACILITY REVENUE IDA
           (Church School Diocese
           of Virginia)
           Series 99
  1,100    1/01/30 (b)                           1.20         1,100,000
           ARLINGTON COUNTY GO
           (Public Improvement)
           Series 03
  2,750    1/15/04                               0.92         2,751,004
           BOTETOURT COUNTY IDR
           (Virginia Forge Co.
           Project)
           Series 96 AMT
    800    7/01/11 (b)                           1.37           800,000
           BRISTOL VIRGINIA IDA
           (Bristol Health Care
           Center)
           Series 86
  2,895    6/01/10 (b)                           1.25         2,895,000
           BRUNSWICK COUNTY IDA
           (Aegis Waste
           Solutions, Inc.)
           Series 96 AMT
  5,200    1/01/17 (b)                           1.30         5,200,000
           CAMPBELL COUNTY PCR
           (Georgia Pacific Power)
           AMT
  3,000    12/01/19 (b)                          1.30         3,000,000
           CHESAPEAKE HOSPITAL
           AUTHORITY
           (Chesapeake General
           Hospital)
           Series 01A
  4,000    7/01/31 (b)                           1.15         4,000,000
           CHESAPEAKE HOSPITAL
           AUTHORITY
           (Chesapeake General
           Hospital)
           Series 01B
  4,000    7/01/31 (b)                           1.15         4,000,000
           DANVILLE GO
           Series 03A
  1,560    8/01/04                               1.07         1,568,380
           EMPORIA IDA
           (Toll VA III L.P. Project)
           Series 99 AMT
  1,600    11/01/23 (b)                          1.35       1,600,000
           FAIRFAX COUNTY IDR
           (Fair Lakes/ D&K LP)
           Series 96 AMT
  3,735    8/01/16 (b)                           1.25       3,735,000
           HAMPTON
           REDEVELOPMENT &
           HOUSING AUTHORITY
           MFHR
           (Township Apartments
           Project)
           Series 98
  4,000    10/15/32 (b)                          1.12       4,000,000
           HARRISONBURG
           HOUSING AUTHORITY
           (Misty Ridge Project)
           Series 91A
    655    3/01/16 (b)                           1.25         655,000
           HENRICO EDA
           (Infineon Technologies
           Project)
           Series 01 AMT
  4,000    3/01/31 (b)                           1.35       4,000,000
           HENRICO EDA
           (White Oak
           Semiconductor)
           Series 00 AMT
 11,188    10/01/27 (b)                          1.14      11,188,000
           JAMES CITY IDA MFHR
           (Chambrel at
           Williamsburg Project)
           Series 02
  6,000    11/15/32 (b)                          1.27       6,000,000
           JAMES CITY IDR
           (Greystone Of
           Virginia, Inc.)
           Series 98 AMT
  3,250    9/01/08 (b)                           1.30       3,250,000
           KING GEORGE COUNTY
           IDA
           (Birchwood Power
           Project)
           Series 97 AMT
  1,500    3/01/27 (b)                           1.32       1,500,000


1


STATEMENT OF NET ASSETS (CONTINUED)         AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
-------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(000)      SECURITY(A)                           YIELD          VALUE
-------------------------------------------------------------------------------
           KING GEORGE COUNTY
           IDA SWDR
           (Garnet of VA, Inc.)
           Series 96 AMT
$ 7,890    9/01/21 (b)                           1.35%      $ 7,890,000
           KING GEORGE COUNTY
           IDA SWDR
           (King George Landfill
           Project)
           Series 03 AMT
  1,300    6/01/23 (b)                           1.30          1,300,000
           LOUISA COUNTY IDA
           (Pooled Financing)
           Series 95
  1,050    1/01/20 (b)                           1.25          1,050,000
           METROPOLITAN
           WASHINGTON DC
           AIRPORT AUTHORITY
           (Airport Systems
           Revenue)
           Series 02C
           FSA AMT
  5,820    10/01/21 (b)                          1.15          5,820,000
           METROPOLITAN
           WASHINGTON DC
           AIRPORT AUTHORITY
           (General Airport
           Revenue)
           Series 97B
  1,640    10/01/04                              1.17          1,692,698
           NELSON COUNTY IDA
           (Taylor Ramsey Corp.)
           Series 99 AMT
    675    8/01/09 (b)                           1.35            675,000
           NEWPORT NEWS
           REDEVELOPMENT &
           HOUSING MFHR
           (Springhouse
           Apartments)
           Series 01
  3,000    9/01/26 (b)                           1.27          3,000,000
           RICHMOND GO
           FGIC
  6,045    7/15/04                               1.05          6,172,616
           RICHMOND IDA
           (Church School In
           Diocese Va)
           Series 02
  3,000    5/01/32 (b)                           1.25          3,000,000
           RICHMOND
           REDEVELOPMENT MFHR
           (Tobacco Row)
           Series 89B-2 AMT
  1,000    10/01/24 (b)                          1.38          1,000,000
           RICHMOND
           REDEVELOPMENT MFHR
           (Tobacco Row)
           Series 89B-8 AMT
  3,555    10/01/24 (b)                          1.28          3,555,000
           SUFFOLK IDA
           RESIDENTIAL CARE
           FACILITY
           (Lake Prince Center
           Project)
           Series 01
  6,600    10/01/31 (b)                          1.25          6,600,000
           SUFFOLK REDEVELOPMENT
           & HOUSING AUTHORITY
           MFHR
           (Oak Springs
           Apartments)
           Series 99
  2,000    12/01/19 (b)                          1.20          2,000,000
           VIRGINIA BEACH
           DEVELOPMENT AUTHORITY
           (Chesapeake Bay
           Academy)
           Series 00 AMT
  4,100    4/01/25 (b)                           1.30          4,100,000
           VIRGINIA PUBLIC
           BUILDING AUTHORITY
           Series B
    940    8/01/04                               1.05            961,442
           VIRGINIA PUBLIC
           BUILDING AUTHORITY
           Series B
  2,000    8/01/04                               1.07          2,043,873

                                                             112,103,013

           Total Municipal Bonds
           (amortized cost
           $113,403,013)                                     113,403,013

           COMMERCIAL PAPER-14.6%
           FLORIDA-1.2%
           HILLSBOROUGH COUNTY
           AVIATION
           (PFC Project)
           Series B AMT
  1,500    3/01/04                              1.05          1,500,000


2


                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
-------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(000)      SECURITY(A)                             YIELD         VALUE
-------------------------------------------------------------------------------
           KENTUCKY-1.5%
           PENDLETON COUNTY
           (Kentucky Association
           of County Leasing)
$ 2,000    1/14/04                                  1.00%    $ 2,000,000

           MASSACHUSETTS-1.1%
           MASSACHUSETTS WATER
           RESOURCES AUTHORITY
           Series 94
  1,500    2/02/04                                  0.95       1,500,000
           PUERTO RICO-4.0%
           GOVERNMENT
           DEVELOPMENT BANK
  3,000    2/02/04                                  0.98       3,000,000
           GOVERNMENT
           DEVELOPMENT BANK
  2,300    2/27/04                                  1.08       2,300,000

                                                               5,300,000

           VIRGINIA-2.5%
           NORFOLK IDA
           (Sentara Hospital)
  2,000    2/11/04                                  1.05       2,000,000
           PENINSULA PORTS
           AUTHORITY
           (Coal Terminal Revenue)
           Series 87B
  1,335    2/03/04                                  1.05       1,335,000

                                                               3,335,000

           WASHINGTON-2.0%
           PORT OF SEATTLE
           (Sub Lein Rev Notes)
           Series 01B-1 AMT
  2,655    2/12/04                                  1.09       2,655,000

           WEST VIRGINIA-2.3%
           WEST VIRGINIA PUBLIC
           ENERGY AUTHORITY
           (Morgantown Energy
           Assoc.)
           Series 89A AMT
  3,000    4/01/04                                  1.05       3,000,000

           Total Commercial Paper
           (amortized cost
           $19,290,000)                                       19,290,000

           TOTAL INVESTMENTS-100.5%
           (amortized cost
           $132,693,013)                                     132,693,013
           Other assets less
           liabilities-(0.5%)                                   (719,909)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           131,981,129 shares
           outstanding)                                    $ 131,973,104


-------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMT  - Alternative Minimum Tax
EDA  - Economic Development Authority
FSA  - Financial Security Assurance
GO   - General Obligation
IDA  - Industrial Development Authority
IDR  - Industrial Development Revenue
MFHR - Multi-Family Housing Revenue
PCR  - Pollution Control Revenue
SWDR - Solid Waste Disposal Revenue

See notes to financial statements.


3


STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)
                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                          $  703,579

EXPENSES
  Advisory fee (Note B)                                  $  347,483
  Distribution assistance and administrative service
    (Note C)                                                311,345
  Custodian fees                                             39,970
  Transfer agency (Note B)                                   23,925
  Audit and legal fees                                       21,499
  Printing                                                    6,425
  Registration fees                                           5,153
  Trustees' fees                                              1,200
  Miscellaneous                                               7,672
  Total expenses                                            764,672
  Less: expense offset arrangement (Note B)                      (1)
  Less: expense waived and reimbursement (Notes B & C)     (114,297)
  Net expenses                                                         650,374

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   53,205


-------------------------------------------------------------------------------
See notes to financial statements.


4


                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
                                           DECEMBER 31, 2003  YEAR ENDED
                                              (UNAUDITED)    JUNE 30, 2003
                                          -----------------  --------------

INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $ 53,205          $ 470,250
DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                          (53,205)          (470,250)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E)                       (6,440,324)        (3,871,094)

  Total decrease                              (6,440,324)        (3,871,094)
NET ASSETS
  Beginning of period                        138,413,428        142,284,522
  End of period                             $131,973,104       $138,413,428


-------------------------------------------------------------------------------
See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited)
                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
-------------------------------------------------------------------------------

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2003, the contractual reimbursement amounted to $69,932.


6


                                           AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
-------------------------------------------------------------------------------

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2003.

For the six months ended December 31, 2003, the Portfolio's expenses were reduced by $1 under an expense offset arrangement with AGIS.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2003, the distribution fee amounted to $173,742. For the six months ended December 31, 2003, the Distributor has agreed to waive a portion of the distribution fees in the amount of $44,365 for the fund. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2003, such payments by the Portfolio amounted to $137,603, of which $44,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS At December 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003, the Portfolio had a capital loss carryforward of $8,025, of which $7,897 expires in 2004 and $128 expires in the year 2005. To the extent that any capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the year ended June 30, 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 2003, capital paid-in aggregated $131,981,129. Transactions, all at $1.00 per share, were as follows:
                                          SIX MONTHS ENDED      YEAR ENDED
                                            DECEMBER 31,         JUNE 30,
                                               2003                2003
                                          ----------------     ------------
Shares sold                                    140,001,827      248,518,679
Shares issued on reinvestment of dividends          53,205          470,250
Shares redeemed                               (146,495,356)    (252,860,023)
Net decrease                                    (6,440,324)      (3,871,094)


7


FINANCIAL HIGHLIGHTS                       AllianceBernstein Municipal Trust -
                                                            Virginia Portfolio
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                               SIX MONTHS
                                                    ENDED
                                             DECEMBER 31,                   YEAR ENDED JUNE 30,
                                                     2003  -------------------------------------------------
                                              (UNAUDITED)        2003         2002         2001         2000
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   1.00     $   1.00     $   1.00     $   1.00     $   1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                          .0004         .003         .008         .029         .028

LESS: DIVIDENDS
Dividends from net investment income              (.0004)       (.003)       (.008)        (.029)      (.028)
Net asset value, end of period                  $   1.00     $   1.00     $   1.00     $    1.00    $   1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                                .04%         .33%        0.82%         2.92%       2.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)       $131,973     $138,413     $142,285      $159,494    $131,928
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements         94%(c)     1.00%        1.00%         1.00%       1.00%
  Expenses, before waivers and reimbursements       1.10%(c)      .09%        1.07%         1.06%       1.07%
  Net investment income (a)                          .08%(c)      .34%         .84%         2.87%       2.81%


-------------------------------------------------------------------------------
(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.


8


                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672


TRUSTEES

WILLIAM H. FOULK, JR. (1), Chairman
CHARLES H.P. DUELL (1)
DAVID K. STORRS (1)
SHELBY WHITE (1)

OFFICERS

MARC O. MAYER, Chief Executive Officer
SUSAN L. MATTESON, President
DREW A. BIEGEL, Senior Vice President
JOHN R. BONCZEK, Senior Vice President
KATHLEEN A. CORBET, Senior Vice President
PATRICIA ITTNER, Senior Vice President
ROBERT I. KURZWEIL, Senior Vice President
DORIS T. MULLER, Senior Vice President
WILLIAM E. OLIVER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
WILLIAM J. FAGAN, Vice President
LINDA N. KELLEY, Vice President
JOSEPH R. LASPINA, Vice President
EILEEN M. MURPHY, Vice President
MARIA C. SAZON, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


-------------------------------------------------------------------------------
(1)  Members of the Audit Committee.


9


ALLIANCEBERNSTEIN MUNICIPAL TRUST - VIRGINIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

Option 1 Option 2

Fund Code 2 1 #

For non-touch-tone telephones, call toll-free (800) 221-9513

[LOGO] AllianceBernstein(SM)
       Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


AMTVASR1203

AllianceBernstein Municipal Trust - Florida Portfolio


[LOGO]AllianceBernstein(SM)
Investment Research and Management


Semi-Annual Report
December 31, 2003
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2003 (unaudited)
                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  MUNICIPAL BONDS-80.7%
                  CALIFORNIA-3.3%
                  BIG BEAR LAKE IDR
                  (Southwest Gas Corp.)
                  Series 93A AMT
  $ 7,400         12/01/28 (b)                         1.12%        $ 7,400,000
                  CALIFORNIA DEPARTMENT
                  OF WATER RESOURCES
                  (Power Supply Bonds)
                  Series 02B-1
    3,000         5/01/22 (b)                          1.27           3,000,000
                                                                  -------------
                                                                     10,400,000
                                                                  -------------
                  FLORIDA-68.8%
                  ALACHUA COUNTY IDR
                  (Florida Rock Industries,
                  Inc.) AMT
    3,000         11/01/22 (b)                         1.35           3,000,000
                  BROWARD COUNTY HFA MFHR
                  (Sawgrass Pines Apts.)
                  Series 93A AMT
    4,000         11/01/23 (b)                         1.25           4,000,000
                  COCONUT CREEK IDR
                  (Elite Aluminum Corp. Project)
                  Series 02 AMT
    2,000         11/01/22 (b)                         1.35           2,000,000
                  COLLIER COUNTY HEALTH
                  FACILITIES AUTHORITY
                  (Cleveland Clinic Health)
                  Series 03C-1
    9,300         1/01/35 (b)                          1.30           9,300,000
                  DAVIE COUNTY
                  (United Jewish Community Project)
                  Series 03
    6,475         1/01/25 (b)                          1.10           6,475,000
                  ESCAMBIA COUNTY
                  (Gelman Sciences, Inc. Project)
                  Series 96 AMT
    1,200         7/01/04 (b)                          1.25           1,200,000
                  FLORIDA
                  (Department of Transportation)
                  Series 03A
    1,655         7/01/04                              1.05           1,666,846
                  FLORIDA BOARD OF EDUCATION
                  (Lottery)
                  Series 03A MBIA
    4,250         7/01/04                              1.05           4,275,247
                  FLORIDA BOARD OF EDUCATION
                  (Public Education)
                  Series 03B
    1,085         6/01/04                              1.05           1,093,726
                  FLORIDA BOARD OF EDUCATION
                  Series 03D
    2,380         6/01/04                              1.05           2,399,103
                  FLORIDA HFA MFHR
                  (Hampton Lakes)
                  Series 85U
    8,300         7/01/08 (b)                          1.17           8,300,000
                  FLORIDA HOUSING FINANCE
                  CORP. MFHR
                  (Collins Cove Sr. Apts.)
                  Series 03 AMT
    3,000         2/01/36 (b)                          1.15           3,000,000
                  FLORIDA HOUSING FINANCE
                  CORP. MFHR
                  (Pinnacle Pointe Apts.)
                  Series 03 AMT
    3,900         8/01/35 (b)                          1.23           3,900,000
                  FLORIDA HOUSING FINANCE
                  CORP. MFHR
                  (Tuscany Lakes Apts.)
                  Series 02K-1 AMT
    1,500         11/15/35 (b)                         1.38           1,500,000
                  FLORIDA HOUSING FINANCE
                  CORP. MFHR
                  (Wellesley Apts.)
                  Series 03O AMT
    5,000         8/01/35 (b)                          1.23           5,000,000
                  FLORIDA HOUSING FINANCE
                  CORP. MFHR
                  (Wexford Apts.)
                  Series 03P AMT
    7,900         8/01/35 (b)                          1.15           7,900,000
                  GULF BREEZE
                  (Florida Municipal Bond Fund)
                  Series 96A
    1,910         3/31/21 (b)                          1.15           1,910,000

STATEMENT OF NET ASSETS
(continued)

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  HILLSBOROUGH COUNTY
                  HFA MFHR
                  (Brandon Crossing Apts.)
                  Series 98A AMT
  $ 4,300         11/15/31 (b)                         1.23%      $   4,300,000
                  HILLSBOROUGH COUNTY
                  HFA MFHR
                  (Royal Palm Key Apts. Project)
                  Series 02 AMT
    5,930         7/15/35 (b)                          1.13           5,930,000
                  HILLSBOROUGH COUNTY IDR
                  (Seaboard Tampa) AMT
    5,500         12/01/16 (b)                         0.95           5,500,000
                  JACKSONVILLE ELECTRIC
                  AUTHORITY
                  (Electric Systems)
                  Series 01C
    6,450         10/01/30 (b)                         1.25           6,450,000
                  JACKSONVILLE HEALTH
                  FACILITIES AUTHORITY
                  (Baptist Medical Center Project)
                  Series 01
   10,000         8/15/21 (b)                          1.18          10,000,000
                  JACKSONVILLE IDR
                  (University of Florida
                  Health Science Center)
                  Series 89
      900         7/01/19 (b)                          1.30             900,000
                  LAKELAND ENERGY SYSTEMS
                  Series 01A
   11,600         10/01/35 (b)                         1.10          11,600,000
                  LEE COUNTY IDA
                  (Cypress Cove at Healthpark)
                  Series 02B
    2,850         10/01/07 (b)                         1.25           2,850,000
                  LEE COUNTY IDA
                  (Suncoast Aluminum)
                  Series 02A AMT
    2,015         10/01/16 (b)                         1.35           2,015,000
                  MANATEE COUNTY
                  HFA MFHR
                  (Harbour Project)
                  Series 90B
    2,200         12/01/07 (b)                         1.14           2,200,000
                  MIAMI-DADE COUNTY IDA
                  (Professional Modification
                  Project)
                  Series 98 AMT
    6,000         8/01/18 (b)                          1.15           6,000,000
                  OCEAN HIGHWAY &
                  PORT AUTHORITY
                  Series 90 AMT
    2,895         12/01/20 (b)                         1.25           2,895,000
                  OKEECHOBEE COUNTY
                  (Chambers Waste System)
                  Series 89 AMT
    1,300         3/01/06 (b)                          1.35           1,300,000
                  ORANGE COUNTY HFA
                  (Osprey Ridge Apts. Project)
                  Series 00H AMT
    3,800         2/15/33 (b)                          1.25           3,800,000
                  ORANGE COUNTY HFA MFHR
                  (Charleston Club Apts.)
                  Series 01A
    6,000         7/15/34 (B)                          1.13           6,000,000
                  ORLANDO & ORANGE
                  COUNTY EXPRESSWAY AUTHORITY
                  Series 03C-2 FSA
    2,500         7/01/25 (b)                          1.20           2,500,000
                  OSCEOLA COUNTY
                  HFA MFHR
                  (Regatta Bay Apts.)
                  Series 02A AMT
    5,220         9/15/35 (b)                          1.15           5,220,000
                  PALM BEACH AIRPORT REVENUE
                  (Jet Aviation Project)
                  Series 99 AMT
    2,700         11/01/14 (b)                         1.40           2,700,000
                  PALM BEACH COUNTY
                  (Zoological Society Project)
                  Series 01
    5,500         5/01/31 (b)                          1.30           5,500,000
                  PALM BEACH COUNTY
                  EDUCATIONAL FACILITIES
                  (Atlantic College)
                  Series 01
    1,400         12/01/31 (b)                         1.30           1,400,000

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  PALM BEACH COUNTY
                  HFA MFHR
                  (MAHOGANY BAY)
                  Series 85C
  $10,900         11/01/07 (b)                         1.10%      $  10,900,000
                  PALM BEACH COUNTY
                  SCHOOL BOARD COP
                  Series 02B FSA
    5,000         8/01/27 (b)                          1.17           5,000,000
                  PALM BEACH COUNTY
                  SCHOOL BOARD COP
                  Series 03B AMBAC
   10,000         8/01/29 (b)                          1.20          10,000,000
                  PALM BEACH IDR
                  (Florida Convalescent
                  Center Project) AMT
    1,845         11/01/11 (b)                         1.45           1,845,000
                  POLK COUNTY IDA
                  (Florida Treatt, Inc. Project)
                  Series 01 AMT
    4,620         7/01/21 (b)                          1.40           4,620,000
                  ST. JOHN COUNTY IDA
                  (Glenmoor at St. John's Project)
                  Series 99C
    4,000         1/01/07 (b)                          1.10           4,000,000
                  ST. LUCIE COUNTY IDR
                  (Freedom Plastics Project)
                  Series 00 AMT
    4,700         11/01/20 (b)                         1.28           4,700,000
                  ST. LUCIE COUNTY PCR
                  (Florida Power & Light
                  Co. Project)
                  Series 00
    7,000         9/01/28 (b)                          1.26           7,000,000
                  TAMPA EDUCATIONAL
                  FACILITIES
                  (Academy of the
                  Holy Names Project)
                  Series 01
    9,000         3/01/22 (b)                          1.15           9,000,000
                  WASHINGTON COUNTY
                  SALES TAX REVENUE BONDS
                  Series 03A
    5,900         12/01/28 (b)                         1.11           5,900,000
                                                                  -------------
                                                                    218,944,922
                                                                  -------------
                  ILLINOIS-0.6%
                  CHICAGO MFHR
                  (Churchview Supplemental
                  Living Facilities)
                  Series 03 AMT
    2,000         3/01/33 (b)                          1.37           2,000,000
                                                                  -------------
                  KENTUCKY-1.3%
                  LOUISVILLE & JEFFERSON
                  COUNTY AIRPORT AUTHORITY
                  SPECIAL FACILITIES
                  (UPS Worldwide Forwarding)
                  Series 99A AMT
    4,000         1/01/29 (b)                          1.30           4,000,000
                                                                  -------------
                  MISSISSIPPI-0.3%
                  MISSISSIPPI BUSINESS
                  FINANCE CORP. IDR
                  (Jimmy Sanders, Inc. Project)
                  Series 97 AMT
      950         6/01/07 (b)                          1.27             950,000
                                                                  -------------
                  NEW YORK-1.4%
                  PORT AUTHORITY NEW YORK
                  & NEW JERSEY SPECIAL OBLIGATION
                  (Versatile Structure)
                  Series 971-R AMT
    4,500         8/01/28 (b)                          1.31           4,500,000
                                                                  -------------
                  OHIO-1.6%
                  FRANKLIN COUNTY
                  (Trinity Health Credit Group)
                  Series 00F
    5,000         12/01/30 (b)                         1.23           5,000,000
                                                                  -------------
                  PUERTO RICO-3.4%
                  PUERTO RICO
                  COMMONWEALTH HIGHWAY
                  & TRANSPORTATION AUTHORITY
                  Series 98A AMBAC
   10,830         7/01/28 (b)                          1.10          10,830,000
                                                                  -------------
                  Total Municipal Bonds
                  (amortized cost
                  $256,624,922)                                     256,624,922
                                                                  -------------

STATEMENT OF NET ASSETS
(continued)
                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  COMMERCIAL PAPER-19.2%
                  FLORIDA-16.7%
                  FLORIDA LOCAL GOVERNMENT
                  COMMISSION
                  Series A
  $ 1,400         2/06/04                              1.05%      $   1,400,000
                  FLORIDA LOCAL GOVERNMENT
                  COMMISSION
                  Series A
    4,000         4/09/04                              1.10           4,000,000
                  GREATER ORLANDO AVIATION
                  AUTHORITY
                  (Airport Facilities)
                  Series B AMT
    3,500         2/09/04                              1.00           3,500,000
                  GREATER ORLANDO AVIATION
                  AUTHORITY
                  (Airport Facilities)
                  Series B AMT
    3,500         1/15/04                              1.15           3,500,000
                  HILLSBOROUGH COUNTY AVIATION
                  (PFC Project)
                  Series B AMT
    3,000         1/15/04                              1.00           3,000,000
                  HILLSBOROUGH COUNTY AVIATION
                  (PFC Project)
                  Series B AMT
    6,576         3/09/04                              1.05           6,576,000
                  INDIAN RIVER
                  (Hospital District)
                  Series 90
    3,000         2/12/04                              1.00           3,000,000
                  INDIAN RIVER
                  (Hospital District)
                  Series 90
    3,000         3/10/04                              1.07           3,000,000
                  INDIAN RIVER
                  (Hospital District)
                  Series 90
    4,000         3/01/04                              1.08           4,000,000
                  MIAMI-DADE COUNTY AVIATION
                  (Miami International Airport)
                  Series A AMT
    3,007         2/10/04                              0.94           3,007,000
                  MIAMI-DADE COUNTY AVIATION
                  (Miami International Airport)
                  Series A AMT
    4,520         2/11/04                              0.98           4,520,000
                  MIAMI-DADE COUNTY AVIATION
                  (Miami International Airport)
                  Series A AMT
    4,508         2/12/04                              1.01           4,508,000
                  MIAMI-DADE COUNTY AVIATION
                  (Miami International Airport)
                  Series A AMT
    4,058         2/13/04                              1.01           4,058,000
                  SARASOTA COUNTY PUBLIC
                  HOSPITAL DISTRICT
                  (Sarasota Memorial Hospital)
                  Series C
    4,000         1/14/04                              0.97           4,000,000
                  SARASOTA COUNTY PUBLIC
                  HOSPITAL DISTRICT
                  (Sarasota Memorial Hospital)
                  Series C
    1,000         3/10/04                              1.04           1,000,000
                                                                  -------------
                                                                     53,069,000
                                                                  -------------

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security(a)                         Yield               Value
-------------------------------------------------------------------------------
                  PUERTO RICO-2.5%
                  PUERTO RICO GOVERNMENT
                  DEVELOPMENT BANK
  $ 4,000         1/21/04                              0.90%      $   4,000,000
                  PUERTO RICO GOVERNMENT
                  DEVELOPMENT BANK
    4,000         4/12/04                              1.08           4,000,000
                                                                  -------------
                                                                      8,000,000
                                                                  -------------
                  Total Commercial Paper
                  (amortized cost
                  $61,069,000)                                       61,069,000
                                                                  -------------
                  TOTAL INVESTMENTS-99.9%
                  (amortized cost
                  $317,693,922)                                     317,693,922
                  Other assets less
                  liabilities-0.1%                                      329,815
                                                                  -------------
                  NET ASSETS-100%
                  (offering and redemption
                  price of $1.00 per share;
                  318,023,871 shares
                  outstanding)                                    $ 318,023,737
                                                                  =============




(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
COP - Certificate of Participation
FSA - Financial Guaranty Insurance Company
HFA - Housing Finance Agency/Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MBIA - Municipal Bond Investors Assurance
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $   999,173

EXPENSES
  Advisory fee (Note B)                            $   494,823
  Distribution assistance and administrative
    service (Note C)                                   445,903
  Custodian fees                                        44,617
  Transfer agency (Note B)                              22,606
  Registration fees                                     20,995
  Audit and legal fees                                  19,302
  Printing                                              10,156
  Trustees' fees                                         1,200
  Miscellaneous                                          2,006
                                                   -----------
  Total expenses                                     1,061,608
  Less: expense offset arrangement (Note B)                 (3)
  Less: expenses waived and reimbursed
    (Notes B & C)                                     (129,296)
                                                   -----------
  Net expenses                                                          932,309
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $    66,864
                                                                    ===========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________

                                                  SIX MONTHS
                                                     ENDED
                                                  DECEMBER 31,
                                                      2003         YEAR ENDED
                                                  (UNAUDITED)    JUNE 30, 2003
                                                ==============   ==============

INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $       66,864   $      738,563

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                                (66,864)        (738,563)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                 111,088,618         (681,600)
                                                --------------   --------------
  Total increase (decrease)                        111,088,618         (681,600)

NET ASSETS
  Beginning of period                              206,935,119      207,616,719
                                                --------------   --------------
  End of period                                 $  318,023,737   $  206,935,119
                                                ==============   ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited)

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2003, the reimbursement amounted to $72,322.

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS) a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,474 for the six months ended December 31, 2003.

For the six months ended December 31, 2003, the Portfolio's expenses were reduced by $3 under an expense offset arrangement with AGIS.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN

Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2003, the distribution fee amounted to $247,411. For the six months ended December 31, 2003, the Distributor has agreed to waive a portion of the distribution fees in the amount of $56,974 for the fund. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2003, such payments by the Portfolio amounted to $198,492 of which $44,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At December 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003, the Portfolio had a capital loss carryforward of $134 of which $104 expires in the year 2005 and $30 expires in 2011. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the year ended June 30, 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. On December 31, 2003, capital paid-in aggregated $318,023,871. Transactions, all at $1.00 per share, were as follows:


                                                  SIX MONTHS
                                                     ENDED
                                                  DECEMBER 31,     YEAR ENDED
                                                     2003           JUNE 30,
                                                  (UNAUDITED)         2003
                                                ==============   ==============
Shares sold                                        405,549,568      628,451,960
Shares issued on reinvestment of dividends              66,864          738,563
Shares redeemed                                   (294,527,814)    (629,872,123)
                                                --------------   --------------
Net increase (decrease)                            111,088,618         (681,600)
                                                ==============   ==============

FINANCIAL HIGHLIGHTS

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                      YEAR ENDED JUNE 30,
                                               2003      ---------------------------------------------------------------
                                            (UNAUDITED)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                            -----------  -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0003         .003         .008         .028         .028         .024

                                            -----------  -----------  -----------  -----------  -----------  -----------
LESS: DIVIDENDS
Dividends from net investment income          (.0003)       (.003)       (.008)       (.028)       (.028)       (.024)
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                            ===========  ===========  ===========  ===========  ===========  ===========
TOTAL RETURN
Total investment return based on
  net asset value (b)                            .03%         .32%         .85%        2.87%        2.82%        2.41%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $318,024     $206,935     $207,617     $237,902     $203,730     $136,916
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .94%(c)     1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.07%(c)     1.06%        1.04%        1.03%        1.08%        1.08%
  Net investment income (a)                      .07%(c)      .32%         .83%        2.76%        2.79%        2.36%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), CHAIRMAN
CHARLES H.P. DUELL (1)
DAVID K. STORRS (1)
SHELBY WHITE (1)


OFFICERS

MARC O. MAYER, CHIEF EXECUTIVE OFFICER
SUSAN L. MATTESON, PRESIDENT
DREW A. BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
PATRICIA ITTNER, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
DORIS T. MULLER, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
LINDA N. KELLEY, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
EILEEN M. MURPHY, VICE PRESIDENT
MARIA C. SAZON, VICE PRESIDENT
MARK R. MANLEY, SECRETARY
MARK D. GERSTEN, TREASURER AND CHIEF FINANCIAL OFFICER
THOMAS R. MANLEY, CONTROLLER


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
NEW YORK, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Members of the Audit Committee.

ALLIANCEBERNSTEIN MUNICIPAL TRUST - FLORIDA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

OPTION |1| OPTION |2|

FUND CODE |6| |6| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------


[LOGO]AllianceBernstein(SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


AMTFLSR1203

AllianceBernstein Municipal Trust - Massachusetts Portfolio


[LOGO] AllianceBernstein(SM)
Investment Research and Management


Semi-Annual Report
December 31, 2003
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2003 (unaudited)
                                            AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security (a)                        Yield               Value
-------------------------------------------------------------------------------
                  MUNICIPAL BONDS-69.7%
                  ARIZONA-5.7%
                  COCONINO COUNTY PCR
                  (Arizona Public Service
                  Co. Project)
                  Series 98 AMT
  $ 2,900         11/01/33 (b)                         1.35%      $   2,900,000
                                                                  -------------
                  INDIANA-3.0%
                  CRAWFORDSVILLE EDA
                  (Pedcor Investments/
                  Shady Knoll)
                  Series 95 AMT
    1,512         4/01/30 (b)                          1.41           1,512,000
                                                                  -------------
                  MASSACHUSETTS-57.1%
                  FALL RIVER GO
                  Series 03 FSA
    1,654         2/01/04                              1.20           1,656,505
                  MASSACHUSETTS BAN
                  Series 03A
    2,000         1/15/04                              0.93           2,000,627
                  MASSACHUSETTS
                  DEVELOPMENT FINANCE
                  AGENCY
                  (Assumption College)
                  Series 02C
    2,000         3/01/32 (b)                          1.15           2,000,000
                  MASSACHUSETTS
                  DEVELOPMENT FINANCE
                  AGENCY
                  (Belmont Day School)
                  Series 01
    2,000         7/01/31 (b)                          1.20           2,000,000
                  MASSACHUSETTS
                  DEVELOPMENT FINANCE
                  AGENCY
                  (Elderhostel, Inc. Project)
                  Series 00
    1,500         8/01/30 (b)                          1.20           1,500,000
                  MASSACHUSETTS
                  DEVELOPMENT FINANCE
                  AGENCY
                  (ICC Realty Project)
                  Series 97 AMT
    1,300         12/01/16 (b)                         1.40           1,300,000
                  MASSACHUSETTS
                  DEVELOPMENT FINANCE
                  AGENCY
                  (Lenox Library)
                  Series 02
    1,970         7/01/22 (b)                          1.30           1,970,000
                  MASSACHUSETTS
                  DEVELOPMENT FINANCE
                  AGENCY
                  (Masonic Nursing
                  Home, Inc.)
                  Series 02
    1,500         7/01/32 (b)                          1.13           1,500,000
                  MASSACHUSETTS
                  DEVELOPMENT FINANCE
                  AGENCY
                  (Waste Management, Inc.)
                  Series 99 AMT
    2,000         7/01/29 (b)                          1.30           2,000,000
                  MASSACHUSETTS
                  DEVELOPMENT FINANCE
                  AGENCY IDR
                  (925 Realty Trust LLC)
                  Series 01 AMT
    1,890         2/01/20 (b)                          1.30           1,890,000
                  MASSACHUSETTS GO
                  (Central Artery)
                  Series 00A
    1,000         12/01/30 (b)                         1.30           1,000,000
                  MASSACHUSETTS HEALTH
                  & EDUCATIONAL FACILITIES
                  (New England Carpenters)
                  Series 01B
    1,465         1/01/31 (b)                          1.20           1,465,000
                  MASSACHUSETTS HEALTH
                  & EDUCATIONAL FACILITIES
                  (WELLESLEY COLLEGE)
                  Series 92E
    1,000         7/01/22 (b)                          1.12           1,000,000
                  MASSACHUSETTS HFA
                  Series 03B
    2,500         6/01/04                              1.08           2,505,852
                  MASSACHUSETTS IFA
                  (ADP, Inc. Project)
                  Series 97
    1,000         12/01/19 (b)                         1.50           1,000,000
                  MASSACHUSETTS IFA
                  (Heritage at Hingham)
                  Series 97 AMT
    4,000         9/15/28 (b)                          1.29           4,000,000
                                                                  -------------
                                                                     28,787,984
                                                                  -------------

                                            AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)          Security (a)                        Yield               Value
-------------------------------------------------------------------------------
                  OHIO-3.9%
                  OHIO SWR
                  (BP Chemical, Inc. Project)
                  Series 02 AMT
  $ 1,950         8/01/34 (b)                          1.34%      $   1,950,000
                                                                  -------------
                  Total Municipal Bonds
                  (amortized cost
                  $35,149,984)                                       35,149,984
                                                                  -------------
                  COMMERCIAL PAPER-28.2%
                  FLORIDA-2.0%
                  SARASOTA PUBLIC
                  HOSPITAL DISTRICT
                  (Sarasota Memorial
                  Hospital)
                  Series C
    1,000         1/14/04                              0.97           1,000,000
                                                                  -------------
                  MASSACHUSETTS-18.2%
                  MASSACHUSETTS
                  DEVELOPMENT FINANCE
                  AGENCY
                  (Program 3 Issue)
    2,500         2/02/04                              0.95           2,500,000
                  MASSACHUSETTS
                  DEVELOPMENT FINANCE
                  AGENCY
                  (Program 3 Issue)
    3,500         2/02/04                              1.00           3,500,000
                  MASSACHUSETTS PORT
                  AUTHORITY
                  Series 03B AMT
    2,000         3/12/04                              1.00           2,000,000
                  MASSACHUSETTS WATER
                  RESOURCES AUTHORITY
                  Series 99
    1,200         2/02/04                              0.95           1,200,000
                                                                  -------------
                                                                      9,200,000
                                                                  -------------
                  PUERTO RICO-4.0%
                  PUERTO RICO GOVERNMENT
                  DEVELOPMENT BANK
    2,000         4/12/04                              1.08           2,000,000
                                                                  -------------
                  WEST VIRGINIA-4.0%
                  WEST VIRGINIA PUBLIC
                  ENERGY AUTHORITY
                  (Morgantown Energy
                  Association Project)
                  Series 89A AMT
    2,000         4/01/04                              1.05           2,000,000
                                                                  -------------
                  Total Commercial Paper
                  (amortized cost
                  $14,200,000)                                       14,200,000
                                                                  -------------
                  TOTAL INVESTMENTS-97.9%
                  (amortized cost
                  $49,349,984)                                       49,349,984
                  Other assets less
                  liabilities-2.1%                                    1,039,835
                                                                  -------------
                  NET ASSETS-100%
                  (offering and redemption
                  price of $1.00 per share;
                  50,389,819 shares
                  outstanding)                                    $  50,389,819
                                                                  =============


(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMT - Alternative Minimum Tax
BAN - Bond Anticipation Note
EDA - Economic Development Authority
FSA - Financial Security Assurance
GO - General Obligation
HFA - Housing Finance Agency/Authority
IDR - Industrial Development Revenue
IFA - Industrial Finance Authority
PCR - Pollution Control Revenue
SWR - Solid Waste Revenue

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)

                                            AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $   305,794

EXPENSES
  Advisory fee (Note B)                            $   153,102
  Distribution assistance and administrative
    service (Note C)                                   168,283
  Custodian fees                                        40,141
  Audit and legal fees                                  22,511
  Transfer agency (Note B)                              14,321
  Printing                                               6,117
  Trustees' fees                                         1,200
  Miscellaneous                                          7,782
                                                   -----------
  Total expenses                                       413,457
  Less: expense offset arrangement (Note B)                 (1)
  Less: expenses waived and reimbursed
    (Notes B & C)                                     (125,570)
                                                   -----------
  Net expenses                                                          287,886
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $    17,908
                                                                    ===========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                            AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________

                                                  SIX MONTHS
                                                     ENDED
                                                   DECEMBER,
                                                      2003         YEAR ENDED
                                                  (UNAUDITED)     JUNE 30, 2003
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $       17,908   $      249,065

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                                (17,908)        (249,065)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E)                            (25,218,950)     (12,873,910)
                                                --------------   --------------
  Total decrease                                   (25,218,950)     (12,873,910)

NET ASSETS
  Beginning of period                               75,608,769       88,482,679
                                                --------------   --------------
  End of period                                 $   50,389,819   $   75,608,769
                                                ==============   ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited)
                                            AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2003, the reimbursement amounted to $107,389.

NOTES TO FINANCIAL STATEMENTS
(Continued)
                                            AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2003.

For the six months ended December 31, 2003, the Portfolio's expenses were reduced by $1 under an expense offset arrangement with AGIS.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN

Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2003, the distribution fee amounted to $76,551. For the six months ended December 31, 2003, the Distributor has agreed to waive a portion of the distribution fees in the amount of $18,181 for the fund. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2003, such payments by the Portfolio amounted to $91,732, of which $44,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At December 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Dividends paid from net investment income for the year ended June 30, 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2003, capital paid-in aggregated $50,389,819. Transactions, all at $1.00 per share, were as follows:


                                                  SIX MONTHS
                                                     ENDED
                                                  DECEMBER 31,
                                                      2003        YEAR ENDED
                                                  (UNAUDITED)    JUNE 30, 2003
                                                ==============   ==============
Shares sold                                         67,738,847      162,717,104
Shares issued on reinvestment of dividends              17,908          249,065
Shares redeemed                                    (92,975,705)    (175,840,079)
                                                --------------   --------------
Net decrease                                       (25,218,950)     (12,873,910)
                                                ==============   ==============

FINANCIAL HIGHLIGHTS
                                            AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                       YEAR ENDED JUNE 30,
                                                2003     ---------------------------------------------------------------
                                            (UNAUDITED)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0003         .003         .008         .027         .027         .023

LESS: DIVIDENDS
Dividends from net investment income          (.0003)       (.003)       (.008)       (.027)       (.027)       (.023)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                            .03%         .32%         .75%        2.73%        2.73%        2.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $50,390      $75,609      $88,483     $118,598      $82,813      $50,480
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .94%(c)     1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.35%(c)     1.23%        1.14%        1.09%        1.18%        1.47%
  Net investment income (a)                      .06%(c)      .32%         .80%        2.65%        2.75%        2.26%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

                                            AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________


ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), CHAIRMAN
CHARLES H.P. DUELL(1)
DAVID K. STORRS (1)
SHELBY WHITE (1)


OFFICERS

MARC O. MAYER, CHIEF EXECUTIVE OFFICER
SUSAN L. MATTESON, PRESIDENT
DREW A. BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
PATRICIA ITTNER, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
DORIS T. MULLER, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
LINDA N. KELLEY, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
EILEEN M. MURPHY, VICE PRESIDENT
MARIA C. SAZON, VICE PRESIDENT
MARK R. MANLEY, SECRETARY
MARK D. GERSTEN, TREASURER AND CHIEF FINANCIAL OFFICER
THOMAS R. MANLEY, CONTROLLER


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
P.O. BOX 1912
Boston, MA 02105

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT,INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Members of the Audit Committee.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

OPTION |1| OPTION |2|

FUND CODE |1| |5| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------


[LOGO] AllianceBernstein(SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


AMTMASR1203

AllianceBernstein Municipal Trust -Pennsylvania  Portfolio

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


Semi-Annual Report
December 31, 2003
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2003 (unaudited)

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________
 Principal
  Amount
   (000)   Security (a)                    Yield         Value
--------------------------------------------------------------
            MUNICIPAL
            BONDS-76.9%
            OHIO-0.7%
            OHIO STATE HIGHER
            EDUCATION FACILITIES REV
            Series 03B
$     600   11/01/28 (b)                         1.27%           $600,000
                                                 ------
            PENNSYLVANIA-73.1%
            ALLEGHENY COUNTY
            HOSPITAL DEVELOPMENT
            Covenant at South Hills)
            Series 01B
    4,000   2/01/08 (b)                          1.30           4,000,000
            ALLEGHENY COUNTY
            HOSPITAL DEVELOPMENT
            (Presbyterian University
            Hospital)
            Series 88B-1
      700   3/01/18 (b)                          1.35             700,000
            ALLEGHENY COUNTY IDA
            (United Jewish
            Federation Project)
            Series 96A
    4,860   10/01/26 (b)                         1.30           4,860,000
            ALLEGHENY COUNTY IDA
            (UPMC Health Systems)
            Series 02C
    2,000   3/01/15 (b)                          1.40           2,000,000
            CHARTIERS VALLEY IDA
            (Asbury Villas)
            SERIES 00B
    4,160   12/01/30 (b)                         1.30           4,160,000
            CHESTER COUNTY
            HEALTH AND EDUCATION
            (Kendal Crosslands
            Communities)
            Series 03
    4,000   4/01/33 (b)                          1.30           4,000,000
            CHESTER COUNTY IDA
            (West Chester
            University Student
            Housing)
            Series 03
    5,000   8/01/35 (b)                          1.23           5,000,000
            DELAWARE COUNTY IDA
            (Sunoco, Inc.)
            Series 98
    1,500   11/01/33 (b)                         1.15           1,500,000
            ELK COUNTY IDA
            (Willamette Industries
            Project)
            Series 92 AMT
    4,200   8/01/10 (b)                          1.14           4,200,000
            EMMAUS GEN AUTH
            REV
            Series 89
    6,900   3/01/24 (b)                          1.13           6,900,000
            INDIANA COUNTY IDA
            (Conemaugh Project)
            Series 97A AMT
    1,355   6/01/27 (b)                          1.25           1,355,000
            INDIANA COUNTY IDA
            (Exelon Generation Co.)
            Series 03A AMT
    1,000   6/01/27 (b)                          1.15           1,000,000
            LUZERNE COUNTY IDA
            (Methodist Homes)
            Series 03
    4,000   2/01/29 (b)                          1.17           4,000,000
            PENNSYLVANIA ECONOMIC
            DEVELOPMENT FINANCE
            AUTHORITY
            (Reliant Energy Seward
            LLC Project)
            Series 02A AMT
    5,000   12/01/36 (b)                         1.15           5,000,000
            PENNSYLVANIA HIGHER
            EDUCATIONAL FACILITIES
            AUTHORITY
            (Student Association,
            Inc. Project)
            Series 03C
    4,000   7/01/38 (b)                          1.26           4,000,000
            PENNSYLVANIA HIGHER
            EDUCATIONAL FACILITY
            AUTHORITY
            (Holy Family College
            Project)
            Series 02B
    1,500   12/01/32 (b)                         1.29           1,500,000
            PENNSYLVANIA ST
            TURNPIKE COMMISSION
            Series 01S FGIC
      500   6/01/04                              1.05             508,138




                                        1



STATEMENT OF NET ASSETS (continued)

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


 Principal
  Amount
   (000)   Security (a)                    Yield         Value
--------------------------------------------------------------

            PHILADELPHIA HOSPITAL
            & HIGHER EDUCATION
            FACILITIES
            (Thomas Jefferson
            University)
            Series 03
$   3,000   1/01/17 (b)                   1.10%         $3,000,000
            PHILADELPHIA IDA
            (Girard Estate Facilities
            Leasing)
            Series 01
    2,700   11/01/31 (b)                  1.25           2,700,000
            PHILADELPHIA IDA
            (Greater Philadelphia
            Health)
            SERIES 03
    2,665   1/01/24 (b)                   1.20           2,665,000
            PHILADELPHIA IDA
            (Saint Josephs Prep
            School)
            Series 03
    3,000   7/01/33 (b)                   1.18           3,000,000
            PHILADELPHIA IDA
            (School For The Deaf)
            Series 02
    2,000   11/01/32 (b)                  1.30           2,000,000
            SOUDERTON AREA
            SCHOOL DISTRICT
            Series A FSA
      780   5/15/04                       1.07             782,674
                                              ---------
                                                        68,830,812
            WASHINGTON-0.4%
            PIERCE COUNTY
            ECONOMIC DEVELOPMENT
            (Truss Company
            Project)
            AMT
      400   1/01/20 (b)                   1.40             400,000

            WISCONSIN-2.7%
            FRANKLIN IDR
            (Nowakowski Inc.
            Project)
            Series 98 AMT
    1,320   12/01/18 (b)                  1.25           1,320,000
            RIVER FALLS IDR
            (M & O Properties, LLC)
            Series 00A AMT
    1,240   10/01/20 (b)                  1.25           1,240,000
                                              ---------
                                                         2,560,000
            Total Municipal Bonds
            (amortized cost
            $72,390,812)                                72,390,812

            COMMERCIAL
            PAPER-22.4%
            FLORIDA-2.9%
            HILLSBOROUGH COUNTY
            AVIATION
            (PFC Project)
            Series B AMT
    1,700   3/01/04                       1.05           1,700,000
            SARASOTA PUBLIC
            HOSPITAL DISTRICT
            (Sarasota Memorial
            Hospital)
            Series C
    1,000   1/14/04                       0.97           1,000,000
                                              ---------
                                                         2,700,000
            KENTUCKY-2.6%
            PENDLETON COUNTY
            (Kentucky Association
            of County Leasing)
    2,500   1/14/04                       1.00           2,500,000

            MASSACHUSETTS-2.1%
            MASSACHUSETTS WATER
            RESOURCES AUTHORITY
            Series 94
    2,000   2/02/04                       0.95           2,000,000

            NEW YORK-1.6%
            STATE OF NEW YORK
            ENVIROMENTAL QUALITY
            Series 98A
    1,500   3/01/04                       1.04           1,500,000

            PENNSYLVANIA-9.6%
            MONTGOMERY COUNTY
            IDA
            (Exelon Generation Co.)
            Series 02A
    1,000   2/02/04                       1.00           1,000,000

                                        2


                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________



 Principal
  Amount
   (000)   Security (a)                    Yield         Value
--------------------------------------------------------------

            MONTGOMERY COUNTY
            IDA
           (Exelon Generation Co.)
            Series 02A
$   1,000   2/02/04                           1.05%         $1,000,000
            MONTGOMERY COUNTY
            IDA
           (Exelon Generation Co.)
            Series 02A
    1,000   3/01/04                           1.05           1,000,000
            MONTGOMERY COUNTY
            IDA
            (Exelon Generation Co.)
            Series 02A
    2,000   3/10/04                           1.08           2,000,000
            VENANGO IDA
            (Scrubgrass Project)
            Series 93 AMT
    2,000   3/01/04                           1.05           2,000,000
            VENANGO IDA
            (Scrubgrass Project)
            Series B AMT
    2,000   2/11/04                           1.10           2,000,000
                                                  ---------
                                                             9,000,000
            PUERTO RICO-3.6%
            GOVERNMENT
            DEVELOPMENT BANK
    2,000   1/30/04                           1.03           2,000,000
            GOVERNMENT
            DEVELOPMENT BANK
    1,400   2/27/04                           1.08           1,400,000
                                                  ---------
                                                             3,400,000
            Total Commercial Paper
            (amortized cost
            $21,100,000)                                    21,100,000

            TOTAL
            INVESTMENTS-99.3%
            (amortized cost
            $93,490,812)                                    93,490,812
            Other assets less
            liabilities-0.7%                                   696,096

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            94,194,033 shares
            outstanding)                                   $94,186,908
                                                 ---------
                                                 ---------


(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMT    Alternative Minimum Tax
     FGIC   Financial Guaranty Insurance Company
     FSA    Financial Security Assurance
     IDA    Industrial Development Authority
     IDR    Industrial Development Revenue

     See notes to financial statements.


                                        3


STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                          $  442,288
EXPENSES
  Advisory fee (Note B)                                $  222,220
  Distribution assistance and administrative
    service (Note C)                                      204,685
  Custodian fees                                           40,066
  TRANSFER AGENCY (NOTE B)                                 19,916
  Audit and legal fees                                     17,173
  Printing                                                  6,550
  Registration fees                                         1,601
  Trustees' fees                                           1,000
  Miscellaneous                                            6,851
                                                       ----------
  Total expenses                                          520,062
  Less: expense waived and reimbursement (Notes B & C)   (109,394)
                                                       ----------
  Net expenses                                                         410,668
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    31,620
                                                                   ------------
                                                                   ------------


See notes to financial statements.


                                        4



STATEMENT OF CHANGES IN NET ASSETS

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


                                                 SIX MONTHS ENDED
                                                 DECEMBER 31, 2003       YEAR ENDED
                                                  (UNAUDITED)           JUNE 30, 2003
                                                ------------------      -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                              $    31,620     $     331,468
DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                                  (31,746)         (338,467)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                                1,300,478        11,780,000
                                                ----------------     -------------
  Total increase                                       1,300,352        11,773,001

NET ASSETS
  Beginning of period                                 92,886,556        81,113,555
                                                ----------------     -------------
  End of period                                     $ 94,186,908     $  92,886,556
                                                ----------------     -------------
                                                ----------------     -------------


See notes to financial statements.


                                        5


NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited)

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


NOTE A: Significant Accounting Policies
AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2003, the contractual reimbursement amounted to $75,622.



                                        6


                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2003.

NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays AllianceBernstein Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2003, the distribution fee amounted to $111,110. For the six months ended December 31, 2003, the Distributor has agreed to waive a portion of the distribution fees in the amount of $33,772 for the fund. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2003 such payments by the Portfolio amounted to $93,575, of which $44,000 was paid to the Adviser and its affiliates.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At December 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. For tax purposes at June 30, 2003, the Portfolio had undistributed tax exempt income of $33,176. Dividends paid from net investment income for the year ended June 30, 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized. On December 31, 2003, capital paid-in aggregated $94,194,033. Transactions, all at $1.00 per share, were as follows:

                                                   Six Months Ended      Year Ended
                                                   December 31, 2003      June 30,
                                                      (unaudited)          2003
                                                   -----------------     ----------
Shares sold                                          210,129,220        360,049,324
Shares issued on reinvestment of dividends                31,746            338,467
Shares redeemed                                     (208,860,488)      (348,607,791)
                                                   -----------------    -----------
Net increase                                           1,300,478         11,780,000
                                                   -----------------    -----------
                                                   -----------------    -----------

                                        7



FINANCIAL HIGHLIGHTS

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                    SIX MONTHS ENDED                         JULY 31, 2000(a)
                                   DECEMBER 31, 2003     YEAR ENDED JUNE 30,     TO
                                     (UNAUDITED)         2003         2002    June 30, 2001
                                  ----------------      --------------------  ---------------


Net asset value, beginning of period     $1.00           $1.00        $1.00        $1.00
                                       ---------       ---------    -------       -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                .0004            .004         .008         .026
                                       ---------       ---------    -------       -------

LESS: DIVIDENDS
Dividends from net investment income    (.0004)          (.004)       (.008)       (.026)
                                       ---------       ---------    -------       -------
Net asset value, end of period           $1.00           $1.00        $1.00        $1.00
                                       ---------       ---------    -------       -------
                                       ---------       ---------    -------       -------

TOTAL RETURN
Total investment return based on
   net asset value (c)                     .04%           0.37%        0.81%        2.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                      $94,187         $92,887      $81,114      $82,834
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                         .91%(d)        1.00%        1.00%        1.00%(d)
  Expenses, before waivers and
    reimbursements                        1.15%(d)        1.14%        1.18%        1.22%(d)

Net investment income (b)                 0.07%(d)         .35%         .79%        2.79%(d)




(a)  Commencement of operations.
(b)  Net of expenses reimbursed or waived by the Adviser.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.
(d)  Annualized.

                                        8


                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672


TRUSTEES

William H. Foulk, Jr.(1), Chairman
Charles H.P. Duell (1)

David K. Storrs (1)
Shelby White (1)

OFFICERS

Marc O. Mayer, Chief Executive Officer
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Doris T. Muller, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President

William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and
  Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT, INC.

1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE GLOBAL INVESTOR SERVICES, INC.

P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS
PRICEWATERHOUSECOOPERS LLP

1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
SEWARD & KISSEL LLP

One Battery Park Plaza
New York, NY 10004


(1)  Members of the Audit Committee.

                                        9


(This page left intentionally blank.)

(This page left intentionally blank.)

AllianceBernstein Municipal Trust - Pennsylvania Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

Option 1 Option 2
Fund Code 8 7 #
For non-touch-tone telephones, call toll-free (800) 221-9513

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management



Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.



AMTPASR1203

STATEMENT OF NET ASSETS
December 31, 2003 (unaudited) AllianceBernstein Municipal Trust - Ohio Portfolio
================================================================================

 Principal
  Amount
   (000)   Security (a)               Yield          Value
----------------------------------------------------------------
           MUNICIPAL
           BONDS-82.7%
           MINNESOTA-2.5%
           Golden Valley IDR
           (Unicare Homes Project)
           Series 84
$     500  9/01/14 (b).........      1.17%          $  500,000
                                                    ----------
           OHIO-80.2%
           Akron Bath Copley
           Hospital
           (Sumner Ridgewood
           Project)
           Series 02
      900  12/01/32 (b)........      1.30              900,000
           Centerville Health Care
           (Bethany Lutheran
           Village)
           Series 88
      200  5/01/08 (b).........      1.22              200,000
           Cuyahoga County
           Hospital
           (Metrohealth System
           Project)
           Series 03
      200  3/01/33 (b).........      1.32              200,000
           Cuyahoga Health Care
           (Judson Retirement
           Community)
    1,030  11/15/19 (b)........      1.30            1,030,000
           Evendale IDR
           (SHV Real Estate, Inc.)
           Series 85
      500  9/01/15 (b).........      1.17              500,000
           Franklin County
           MFHR
           (Golf Pointe Apts.
           Project)
           Series 00A AMT
      700  1/01/34 (b).........     1.33               700,000
           Franklin County
           MFHR
           (Golf Pointe Apts.)
           Series 00B AMT
      495  1/01/34 (b).........     1.39               495,000
           Franklin County
           MFHR
           (Hanover Ridge Apts.)
           Series 00 AMT
    1,650  12/15/30 (b)........     1.30             1,650,000
           Greene County GO
           BAN
           (Limited Tax)
           Series 03B
      275  5/28/04.............     1.14               275,263
           Hamilton GO BAN
           Series 03B
      200  1/29/04.............     0.97               200,077
           Licking County Health
           Care
           Series 03
           (Kendal Granville Proj)
      900  11/01/33 (b)........     1.25               900,000
           Lorain County Hospital
           (Elyria United Methodist)
           Series 96B
      800  6/01/12 (b).........     1.27               800,000
           Montgomery County
           Economic Development
           Revenue
           (The Dayton Art Institute
           Project)
           Series 96
      500  5/01/26 (b).........     1.20               500,000
           Norwalk GO BAN
           Series 03
      240  6/17/04.............     1.10               240,980
           Ohio Air Quality
           Development Authority
           (JMG Funding Ltd.
           Partnership)
           Series 94B AMT
      500  4/01/28 (b).........     1.20               500,000
           Ohio Air Quality
           Development Authority
           (JMG Funding Ltd.
           Partnership)
           Series 95B AMT
      600  4/01/29 (b).........     1.20               600,000
           Ohio Environmental
           Improvement Authority
           (Newark Group
           Industries, Inc. Project)
           Series 96 AMT
      195  12/01/26 (b)........     1.24             195,000
           Ohio HFA
           (Residential Mortgage)
           Series 03C AMT
      900  9/01/34 (b).........     1.11             900,000

                              AllianceBernstein Municipal Trust - Ohio Portfolio
================================================================================

 Principal
  Amount
   (000)   Security (a)               Yield          Value
----------------------------------------------------------------
           Ohio St GO
           (Hwy C Impts)
           Series G
$     675  5/01/04.............     1.07%           $ 683,763
           Ohio Water
           Development
           Authority
           (Cleveland Electric
           Illumination)
           Series 97B
      800  8/01/20 (b)               1.15             800,000
           Ohio Water
           Development Authority
           (Timken Corp. Project)
           Series 93
      200  5/01/07 (b).........     1.15              200,000
           Union County Ohio
           (Bldg Renovations Nts)
      250  9/16/04.............     1.15              250,471
           Warren County
           (Pioneer Industrial
           Components)
           Series 85
    1,700  12/01/05 (b)........     1.35            1,700,000
           Warren County Health
           Care Facilities
           (Otterbein Homes)
           Series 98A
      605  7/01/21 (b).........     1.23              605,000
           Warren County
           Health Care Facilities
           (Otterbein Homes)
           Series 98B
      153  7/01/23 (b).........     1.35              152,980
           Wooster Development
           Authority
           (Allen Group, Inc.)
           Series 85
      700  12/01/10 (b)........     1.15              700,000
                                                 ------------
                                                   15,878,534
                                                 ------------
           Total MUNICIPAL
           BONDS
           (amortized cost
           $16,378,534)........                    16,378,534
                                                 ------------
           COMMERCIAL
           PAPER-16.7%
           FLORIDA-4.1%
           Hillsborough County
           Aviation
           (PFC Project)
           Series B AMT
      800  3/01/04.............     1.05              800,000
                                                 ------------
           MINNESOTA-3.0%
           St. Paul Minnesota
           Airport
           (Subordinated Revenue
           Notes)
           Series A
      600  3/11/04.............     1.05              600,000
                                                 ------------
           NEW YORK-2.5%
           New York State GO
           (Environmental Quality)
           Series 98A
      500  3/01/04.............     1.04              500,000
                                                 ------------
           OHIO-4.6%
           County of Cuyahoga
           (Cleveland Clinic Hlth
           Systems)
           Series 2003B-2
      900  1/21/04.............     0.95              900,000
                                                 ------------
           PUERTO RICO-2.5%
           Puerto Rico
           Government
           Development Bank
           Series 96
      500  2/02/04.............     0.98              500,000
                                                 ------------
           Total Commercial Paper
           (amortized cost
           $3,300,000).........                     3,300,000
                                                 ------------
           TOTAL
           INVESTMENTS-99.4%
           (amortized cost
           $19,678,534)........                    19,678,534
           Other assets less
           liabilities-0.6%....                       119,997
                                                 ------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           19,800,134 shares
           outstanding)........                  $ 19,798,531
                                                 ============

                              AllianceBernstein Municipal Trust - Ohio Portfolio
================================================================================


--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in 397 days or less.

    (b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

   Glossary of Terms:

    AMT   - Altenative Minimum Tax

    BAN   - Bond Anticipation Note

    GO    - General Obligation

    HFA   - Housing Finance Agency/Authority

    IDR   - Industrial Development Revenue

    MFHR  - Multi-Family Housing Revenue

   See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003
(unaudited)                   AllianceBernstein Municipal Trust - Ohio Portfolio
================================================================================



INVESTMENT INCOME
   Interest.............................................................                        $      105,697
EXPENSES
   Advisory fee (Note B)................................................     $       50,678
   Distribution assistance and administrative service (Note C)..........             38,825
   Custodian fees.......................................................             38,575
   Audit and legal fees.................................................             21,099
   Transfer agency (Note B).............................................             11,257
   Printing.............................................................              5,074
   Trustees' fees.......................................................              1,100
   Registration fees....................................................                775
   Miscellaneous........................................................              3,194
                                                                             --------------
   Total expenses.......................................................            170,577
   Less: expenses waived and reimbursed by Adviser (Notes B & C)........            (73,779)
                                                                             --------------
   Net expenses.........................................................                               96,798
                                                                                                -------------
 NET INCREASE IN NET ASSETS FROM OPERATIONS.............................                        $       8,899
                                                                                                -------------



--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                 AllianceBernstein Municipal Trust - Ohio Portfolio
================================================================================


                                                                            Six Months Ended
                                                                            December 31, 2003    Year Ended
                                                                              (unaudited)       June 30, 2003
                                                                            ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $        8,899     $       69,671
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income................................................             (8,927)           (71,246)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase/decrease (Note E).......................................           (327,250)         3,097,380
                                                                             --------------     --------------
   Total increase/decrease..............................................           (327,278)         3,095,805
NET ASSETS
   Beginning of period..................................................         20,125,809         17,030,004
                                                                             --------------     --------------
   End of period........................................................     $   19,798,531     $   20,125,809
                                                                             ==============     ==============


--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited) AllianceBernstein Municipal Trust - Ohio Portfolio
================================================================================

NOTE A: Significant Accounting Policies
AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2003, the reimbursement amounted to $69,221.

                              AllianceBernstein Municipal Trust - Ohio Portfolio
================================================================================

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2003.

NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2003, the distribution fee amounted to $25,339. For the six months ended December 31, 2003, the Distributor has agreed to waive a portion of the distribution fees in the amount of $4,558 for the fund. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services. For the six months ended December 31, 2003, such payments amounted to $13,486. The Portfolio also may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2003, the Adviser waived such reimbursement, amounting to $44,000.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At December 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003, the Portfolio had undistributed tax exempt income of $6,087. Dividends paid from net investment income for the year ended June 30, 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized. On December 31, 2003, capital paid-in aggregated $19,800,134. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 2003      June 30,
                                                                               (unaudited)            2003
                                                                            ----------------   ----------------
Shares sold.............................................................         25,399,694         44,822,600
Shares issued on reinvestment of dividends..............................              8,899             71,246
Shares redeemed.........................................................        (25,735,843)       (41,796,466)
                                                                             --------------     --------------
Net increase/decrease...................................................           (327,250)         3,097,380
                                                                             ==============     ==============


FINANCIAL HIGHLIGHTS          AllianceBernstein Municipal Trust - Ohio Portfolio
================================================================================


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                               Six Months Ended                             January 2, 2001(a)
                                              December 31, 2003      Year Ended June 30,            to
                                                              -------------------------------
                                                (unaudited)        2003            2002        June 30, 2001
                                            ----------------- --------------- --------------- ---------------
Net asset value, beginning of period.......       $ 1.00          $ 1.00          $  1.00         $  1.00
                                                  ------          ------          -------         -------
Income From Investment Operations
---------------------------------
Net investment income (b)..................         .001            .004             .008            .011
                                                  ------          ------          -------         -------
Less: Dividends
---------------
Dividends from net investment income.......        (.001 )         (.004 )          (.008)          (.011)
                                                  ------          ------          -------         -------
Net asset value, end of period.............         1.00          $ 1.00          $  1.00         $  1.00
                                                  ======          ======          =======         =======
Total Return
------------
Total investment return based on net
   asset value (c).........................          .04 %           .38 %            .80%           1.14%

Ratios/Supplemental Data
------------------------
Net assets, end of period (000's omitted)..      $19,799         $20,126          $17,030         $15,746
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements........................          .96 %(d)       1.00 %           1.00%            .96%(d)
   Expenses, before waivers and
     reimbursements........................         1.68 %(d)       2.27 %           2.15%           2.63%(d)
   Net investment income (b)...............          .09 %(d)        .36 %           0.80%           2.29%(d)


--------------------------------------------------------------------------------
(a) Commencement of operations.
(b) Net of expenses reimbursed or waived by the Adviser.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.
(d) Annualized.

                              AllianceBernstein Municipal Trust - Ohio Portfolio
================================================================================

AllianceBernstein Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES
William H. Foulk, Jr.(1), Chairman
Charles H.P. Duell(1)
David K. Storrs(1)
Shelby White(1)


OFFICERS
Mark O. Mayer, Chief Executive Officer
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Doris T. Muller, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and
Chief Financial Officer
Thomas R. Manley, Controller



CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


--------------------------------------------------------------------------------
(1) Members of the Audit Committee.

(This page left intentionally blank.)

(This page left intentionally blank.)

AllianceBernstein
Municipal
Trust
-Ohio Portfolio

[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

Semi-Annual Report
December 31, 2003
(unaudited)

AllianceBernstein Municipal Trust - Ohio Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

Option 1 Option 2
Fund Code 1 0 1 #
For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

AMTOHSR1203

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     EXHIBIT NO.     DESCRIPTION OF EXHIBIT

     11 (a) (1)      Code of ethics that is subject to the
                     disclosure of Item 2 hereof

     11 (b) (1)      Certification of Principal Executive Officer
                     Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)      Certification of Principal Financial Officer
                     Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Trust

By:      /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         Chief Executive Officer

Date:   February 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         Chief Executive Officer

Date:   February 26, 2004

By:      /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:   February 26, 2004